UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21339

Morgan Stanley Institutional Liquidity Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31, 2014

Date of reporting period:	April 30, 2014

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Semi-Annual Report

April 30, 2014

2014 Semi-Annual Report

April 30, 2014

Table of Contents

Shareholders' Letter	2
Performance Summary	3
Expense Examples	4
Portfolios of Investments:
Money Market Portfolio	6
Prime Portfolio	10
Government Portfolio	15
Government Securities Portfolio	18
Treasury Portfolio	19
Treasury Securities Portfolio	20
Tax-Exempt Portfolio	21
Statements of Assets and Liabilities	24
Statements of Operations	28
Statements of Changes in Net Assets	30
Financial Highlights	38
Notes to Financial Statements	53
U.S. Privacy Policy	59
Trustee and Officer Information	62

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Liquidity Funds. To receive a prospectus and/or Statement of Additional Information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (888) 378-1630. Please read the prospectus carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/liquidity.

There is no assurance that a Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

2014 Semi-Annual Report

April 30, 2014

Shareholders' Letter (unaudited)

Dear Shareholders:

We are pleased to present the Morgan Stanley Institutional Liquidity Funds ("MSILF") Semi-Annual Report for the period ended April 30, 2014. MSILF currently offers seven portfolios (Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt), which together are designed to provide flexible cash management options. MSILF's portfolios provide investors with a means to help them meet specific cash investment needs, whether they need a rated fund, capital preservation, or tax-efficient returns.

Sincerely,

John H. Gernon
President and Principal Executive Officer

May 2014

2014 Semi-Annual Report

April 30, 2014

Performance Summary (unaudited)

The seven-day current and seven-day effective yields (effective yield assumes an annualization of the current yield with all dividends reinvested) as of April 30, 2014, were as follows:

	Subsidized Yields
	Institutional Class		Institutional Select Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Portfolios:
Money Market	0.09%	0.09%	0.04%	0.04%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Prime	0.06%	0.06%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Government	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Government Securities	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Treasury	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Treasury Securities	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Tax-Exempt	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
	Non-Subsidized Yields
	Institutional Class		Institutional Select Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Portfolios:
Money Market	0.03%	0.03%	–0.02%	–0.02%	–0.07%	–0.07%	–0.12%	–0.12%	–0.22%	–0.22%	–0.47%	–0.47%	–0.12%	–0.12%
Prime	0.01%	0.01%	–0.04%	–0.04%	–0.09%	–0.09%	–0.14%	–0.14%	–0.24%	–0.24%	–0.49%	–0.49%	–0.14%	–0.14%
Government	–0.14%	–0.14%	–0.19%	–0.19%	–0.24%	–0.24%	–0.29%	–0.29%	–0.39%	–0.38%	–0.64%	–0.63%	–0.29%	–0.29%
Government Securities	–0.46%	–0.46%	–0.51%	–0.51%	–0.56%	–0.56%	–0.61%	–0.61%	–0.71%	–0.71%	–0.96%	–0.96%	–0.61%	–0.61%
Treasury	–0.16%	–0.16%	–0.21%	–0.21%	–0.26%	–0.26%	–0.31%	–0.31%	–0.41%	–0.41%	–0.66%	–0.66%	–0.31%	–0.31%
Treasury Securities	–0.19%	–0.19%	–0.24%	–0.24%	–0.29%	–0.29%	–0.34%	–0.34%	–0.44%	–0.44%	–0.69%	–0.68%	–0.34%	–0.34%
Tax-Exempt	–0.25%	–0.25%	–0.30%	–0.30%	–0.35%	–0.35%	–0.40%	–0.40%	–0.50%	–0.50%	–0.75%	–0.75%	–0.40%	–0.40%

The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance information for the 7-day effective yield assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/liquidity. Investment returns will fluctuate causing portfolio shares, when redeemed, to be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Investments in the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios (the "Portfolios") are neither insured nor guaranteed by the Federal Deposit Insurance Corporation. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Portfolios. Please read MSILF's prospectuses carefully before you invest or send money.

The Tax-Exempt Portfolio may invest a portion of its total assets in bonds that may subject certain investors to the federal Alternative Minimum Tax (AMT). Investors should consult their tax adviser for further information on tax implications.

Yield quotation more closely reflects the current earnings of the Portfolios than the total return. As with all money market portfolios, yields will fluctuate as market conditions change and the seven-day yields are not necessarily indicative of future performance.

2014 Semi-Annual Report

April 30, 2014

Expense Examples (unaudited)

As a shareholder of a Portfolio, you incur ongoing costs, including advisory fees, administration plan fees, service and shareholder administration plan fees, distribution plan fees, shareholder services fees, and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2014 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information for each class in the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchanges fees.

2014 Semi-Annual Report

April 30, 2014

Expense Examples (unaudited) (cont'd)

Portfolio	Beginning Account Value 11/1/13	Actual Ending Account Value 4/30/14	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Money Market Portfolio Institutional Class	$1,000.00	$1,000.29	$1,024.00	$0.79	$0.80	0.16%
Money Market Portfolio Institutional Select Class	1,000.00	1,000.07	1,023.80	0.99	1.00	0.20
Money Market Portfolio Investor Class	1,000.00	1,000.05	1,023.80	0.99	1.00	0.20
Money Market Portfolio Administrative Class	1,000.00	1,000.04	1,023.75	1.04	1.05	0.21
Money Market Portfolio Advisory Class	1,000.00	1,000.05	1,023.75	1.04	1.05	0.21
Money Market Portfolio Participant Class	1,000.00	1,000.05	1,023.75	1.04	1.05	0.21
Money Market Portfolio Cash Management Class	1,000.00	1,000.05	1,023.75	1.04	1.05	0.21
Prime Portfolio Institutional Class	1,000.00	1,000.24	1,024.00	0.79	0.80	0.16
Prime Portfolio Institutional Select Class	1,000.00	1,000.05	1,023.80	0.99	1.00	0.20
Prime Portfolio Investor Class	1,000.00	1,000.05	1,023.80	0.99	1.00	0.20
Prime Portfolio Administrative Class	1,000.00	1,000.05	1,023.80	0.99	1.00	0.20
Prime Portfolio Advisory Class	1,000.00	1,000.05	1,023.80	0.99	1.00	0.20
Prime Portfolio Participant Class	1,000.00	1,000.05	1,023.80	0.99	1.00	0.20
Prime Portfolio Cash Management Class	1,000.00	1,000.05	1,023.80	0.99	1.00	0.20
Government Portfolio Institutional Class	1,000.00	1,000.20	1,024.60	0.20	0.20	0.04
Government Portfolio Institutional Select Class	1,000.00	1,000.20	1,024.60	0.20	0.20	0.04
Government Portfolio Investor Class	1,000.00	1,000.20	1,024.60	0.20	0.20	0.04
Government Portfolio Administrative Class	1,000.00	1,000.20	1,024.60	0.20	0.20	0.04
Government Portfolio Advisory Class	1,000.00	1,000.20	1,024.60	0.20	0.20	0.04
Government Portfolio Participant Class	1,000.00	1,000.20	1,024.60	0.20	0.20	0.04
Government Portfolio Cash Management Class	1,000.00	1,000.20	1,024.60	0.20	0.20	0.04
Government Securities Portfolio Institutional Class	1,000.00	1,000.05	1,024.65	0.15	0.15	0.03
Government Securities Portfolio Institutional Select Class	1,000.00	1,000.04	1,024.65	0.15	0.15	0.03
Government Securities Portfolio Investor Class	1,000.00	1,000.04	1,024.65	0.15	0.15	0.03
Government Securities Portfolio Administrative Class	1,000.00	1,000.04	1,024.65	0.15	0.15	0.03
Government Securities Portfolio Advisory Class	1,000.00	1,000.04	1,024.65	0.15	0.15	0.03
Government Securities Portfolio Participant Class	1,000.00	1,000.04	1,024.65	0.15	0.15	0.03
Government Securities Portfolio Cash Management Class	1,000.00	1,000.05	1,024.65	0.15	0.15	0.03
Treasury Portfolio Institutional Class	1,000.00	1,000.15	1,024.65	0.15	0.15	0.03
Treasury Portfolio Institutional Select Class	1,000.00	1,000.15	1,024.65	0.15	0.15	0.03
Treasury Portfolio Investor Class	1,000.00	1,000.15	1,024.65	0.15	0.15	0.03
Treasury Portfolio Administrative Class	1,000.00	1,000.14	1,024.65	0.15	0.15	0.03
Treasury Portfolio Advisory Class	1,000.00	1,000.15	1,024.65	0.15	0.15	0.03
Treasury Portfolio Participant Class	1,000.00	1,000.15	1,024.65	0.15	0.15	0.03
Treasury Portfolio Cash Management Class	1,000.00	1,000.15	1,024.65	0.15	0.15	0.03
Treasury Securities Portfolio Institutional Class	1,000.00	1,000.05	1,024.65	0.15	0.15	0.03
Treasury Securities Portfolio Institutional Select Class	1,000.00	1,000.05	1,024.65	0.15	0.15	0.03
Treasury Securities Portfolio Investor Class	1,000.00	1,000.04	1,024.65	0.15	0.15	0.03
Treasury Securities Portfolio Administrative Class	1,000.00	1,000.04	1,024.65	0.15	0.15	0.03
Treasury Securities Portfolio Advisory Class	1,000.00	1,000.05	1,024.65	0.15	0.15	0.03
Treasury Securities Portfolio Participant Class	1,000.00	1,000.04	1,024.65	0.15	0.15	0.03
Treasury Securities Portfolio Cash Management Class	1,000.00	1,000.05	1,024.65	0.15	0.15	0.03
Tax-Exempt Portfolio Institutional Class	1,000.00	1,000.05	1,024.40	0.40	0.40	0.08
Tax-Exempt Portfolio Institutional Select Class	1,000.00	1,000.04	1,024.40	0.40	0.40	0.08
Tax-Exempt Portfolio Investor Class	1,000.00	1,000.04	1,024.40	0.40	0.40	0.08
Tax-Exempt Portfolio Administrative Class	1,000.00	1,000.04	1,024.40	0.40	0.40	0.08
Tax-Exempt Portfolio Advisory Class	1,000.00	1,000.05	1,024.40	0.40	0.40	0.08
Tax-Exempt Portfolio Participant Class	1,000.00	1,000.05	1,024.40	0.40	0.40	0.08
Tax-Exempt Portfolio Cash Management Class	1,000.00	1,000.05	1,024.40	0.40	0.40	0.08

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2014 Semi-Annual Report

April 30, 2014

Portfolio of Investments

Money Market Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (21.1%)
Domestic Bank (0.8%)
Branch Banking & Trust Co. 0.19%, 7/22/14$20,000		$20,000
International Banks (20.3%)
Bank of Montreal,
0.18%, 5/20/14 - 6/19/14	70,400	70,400
BNP Paribas
0.32%, 5/1/14	5,000	5,000
Credit Industriel et Commercial,
0.12%, 5/6/14	25,000	25,000
0.33%, 7/23/14 - 10/3/14	63,000	63,000
Credit Suisse NY
0.23%, 6/24/14	40,000	40,000
Deutsche Bank AG NY
0.27%, 8/1/14	22,900	22,900
Lloyds Bank PLC
0.09%, 5/6/14	45,000	45,000
Mizuho Bank Ltd.,
0.10%, 5/5/14	15,000	15,000
0.22%, 5/2/14	25,300	25,300
Oversea Chinese Banking Corporation,
0.21%, 5/2/14	29,200	29,200
0.23%, 5/9/14	7,000	7,000
Rabobank Nederland NY
0.24%, 5/1/14	25,000	25,000
Sumitomo Mitsui Banking Corp.,
0.21%, 7/1/14	30,000	30,000
0.26%, 5/9/14	18,000	18,000
Swedbank AB,
0.08%, 5/1/14 - 5/6/14	75,000	75,000
		495,800
Total Certificates of Deposit (Cost $515,800)		515,800
Commercial Paper (a) (13.4%)
Automobiles (0.6%)
Toyota Motor Credit Corp. 0.18%, 6/5/14	15,000	14,997
International Banks (12.8%)
Bank of Nova Scotia,
0.20%, 7/1/14	44,500	44,485
0.23%, 5/19/14	22,250	22,248
BPCE SA
0.34%, 6/2/14 (b)	100,000	99,970
DBS Bank Ltd.,
0.22%, 7/1/14 (b)	9,500	9,496
0.22%, 7/21/14	18,400	18,391
Erste Abwicklungsanstalt
0.18%, 5/16/14	4,800	4,800
Nordea Bank AB
0.23%, 10/22/14 (b)	22,800	22,775
Sumitomo Mitsui Banking Corp.,
0.23%, 7/3/14	62,500	62,475
	Face Amount (000)	Value (000)
United Overseas Bank Ltd.,
0.22%, 6/13/14 (b)	$7,500	$7,498
0.25%, 9/25/14	19,600	19,580
		311,718
Total Commercial Paper (Cost $326,715)		326,715
Extendible Floating Rate Notes (9.3%)
Domestic Banks (4.2%)
JPMorgan Chase Bank NA (Extendible Maturity date 5/7/15) 0.35%, 3/7/19	25,000	25,000
Wells Fargo Bank NA (Extendible Maturity date 5/15/15) 0.28%, 7/15/19	26,500	26,500
(Extendible Maturity date 5/20/15) 0.32%, 3/20/19	51,000	51,000
		102,500
International Banks (5.1%)
Bank of Nova Scotia (Extendible Maturity date 4/30/15) 0.32%, 1/31/19	33,000	33,000
Royal Bank of Canada (Extendible Maturity date 5/1/15) 0.32%, 4/1/19	55,000	54,997
Svenska Handelsbanken AB (Extendible Maturity date 10/15/14) 0.26%, 5/13/16 (b)	36,700	36,700
		124,697
Total Extendible Floating Rate Notes (Cost $227,197)		227,197
Floating Rate Notes (10.3%)
International Banks (10.3%)
BNP Paribas
0.42%, 1/5/15	100,000	100,000
DBS Bank Ltd.
0.24%, 9/30/14 (b)	12,000	12,000
Rabobank Nederland NY,
0.28%, 11/28/14	25,000	25,000
0.29%, 3/24/15	45,000	45,000
Toronto Dominion Bank
0.24%, 2/6/15	25,000	25,000
Westpac Banking Corp.
0.24%, 12/15/14	46,100	46,100
Total Floating Rate Notes (Cost $253,100)		253,100
Repurchase Agreements (28.7%)
ABN Amro Securities LLC, (0.18%, dated 4/30/14, due 5/1/14; proceeds $25,000; fully collateralized by various Corporate Bonds, 0.52% - 7.00% due 11/5/14 - 10/22/23; valued at $26,250)	25,000	25,000
ABN Amro Securities LLC, (0.28%, dated 4/30/14, due 5/1/14; proceeds $5,000; fully collateralized by various Common Stocks; valued at $5,250)	5,000	5,000
ABN Amro Securities LLC, (0.30%, dated 4/16/14, due 5/16/14; proceeds $10,003; fully collateralized by various Common Stocks; valued at $10,500) (Demand 5/7/14)	10,000	10,000

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Portfolio of Investments (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
Bank of Montreal, (0.18%, dated 4/30/14, due 5/1/14; proceeds $5,000; fully collateralized by various Corporate Bonds, 0.71% - 7.25% due 6/16/15 - 9/1/36; valued at $5,250)	$5,000	$5,000
Bank of Nova Scotia, (0.15%, dated 3/10/14, due 3/6/15; proceeds $25,038; fully collateralized by various U.S. Government Agencies, 2.50% - 5.00% due 2/1/26 - 5/1/44; valued at $25,788) (Demand 5/7/14)	25,000	25,000
Barclays Capital, Inc., (0.66%, dated 9/20/13, due 9/15/14; proceeds $35,231; fully collateralized by various Common Stocks and a Convertible Preferred Stock; valued at $36,998) (Demand 5/1/14)	35,000	35,000
BNP Paribas Securities Corp., (0.06%, dated 4/30/14, due 5/1/14; proceeds $50,000; fully collateralized by a U.S. Government Obligation, 0.38% due 4/30/16; valued at $51,000)	50,000	50,000
BNP Paribas Securities Corp., (0.23%, dated 4/30/14, due 5/1/14; proceeds $5,000; fully collateralized by various Common Stocks and Preferred Stocks; valued at $5,250)	5,000	5,000
Credit Agricole Corp., (0.06%, dated 4/30/14, due 5/1/14; proceeds $100,000; fully collateralized by a U.S. Government Agency, 4.00% due 9/1/43, and a U.S. Government Obligation, 0.13% due 4/15/18; valued at $102,151)	100,000	100,000
Credit Suisse Securities USA, (0.24%, dated 4/24/14, due 5/1/14; proceeds $25,001; fully collateralized by various Common Stocks; valued at $26,254)	25,000	25,000
Credit Suisse Securities USA, (0.64%, dated 3/17/14, due 6/17/14; proceeds $10,016; fully collateralized by a Corporate Bond, 10.00% due 12/1/20; valued at $10,602)	10,000	10,000
Credit Suisse Securities USA, (0.64%, dated 3/18/14, due 6/17/14; proceeds $1,002; fully collateralized by various Corporate Bonds, 6.50% - 9.13% due 11/1/17 - 10/1/20; valued at $1,063)	1,000	1,000
Deutsche Bank Securities, Inc., (0.06%, dated 4/30/14, due 5/1/14; proceeds $17,000; fully collateralized by a U.S. Government Obligation, 0.38% due 3/15/15; valued at $17,308)	17,000	17,000
Deutsche Bank Securities, Inc., (0.06%, dated 4/30/14, due 5/1/14; proceeds $25,000; fully collateralized by various U.S. Government Obligations, 2.88% - 4.38% due 3/31/18 - 5/15/40; valued at $25,452)	25,000	25,000
Deutsche Bank Securities, Inc., (0.20%, dated 4/30/14, due 5/1/14; proceeds $5,000; fully collateralized by various Common Stocks; valued at $5,250)	5,000	5,000
HSBC Securities USA, Inc., (0.18%, dated 4/30/14, due 5/1/14; proceeds $5,000; fully collateralized by various Corporate Bonds, 3.70% - 8.00% due 9/15/14 - 6/15/43; valued at $5,251)	5,000	5,000
	Face Amount (000)	Value (000)
HSBC Securities USA, Inc., (0.28%, dated 4/30/14, due 5/1/14; proceeds $25,000; fully collateralized by various Corporate Bonds, 5.25% - 10.00% due 6/1/17 - 3/15/21; valued at $26,504)	$25,000	$25,000
ING Financial Markets LLC, (0.18%, dated 4/30/14, due 5/1/14; proceeds $5,000; fully collateralized by a Corporate Bond, 4.50% due 1/15/43; valued at $5,253)	5,000	5,000
ING Financial Markets LLC, (0.20%, dated 4/14/14, due 5/14/14; proceeds $10,002; fully collateralized by various Corporate Bonds, 3.75% - 10.13% due 9/20/21 - 11/1/43; valued at $10,505) (Demand 5/7/14)	10,000	10,000
ING Financial Markets LLC, (0.20%, dated 4/2/14, due 5/2/14; proceeds $15,003; fully collateralized by various Corporate Bonds, 3.20% - 8.48% due 2/1/19 - 9/15/28; valued at $15,752)	15,000	15,000
ING Financial Markets LLC, (0.20%, dated 4/21/14, due 5/23/14; proceeds $5,001; fully collateralized by various Corporate Bonds, 3.25% - 5.95% due 9/8/15 - 1/21/44; valued at $5,254) (Demand 5/7/14)	5,000	5,000
ING Financial Markets LLC, (0.31%, dated 4/30/14, due 5/1/14; proceeds $15,000; fully collateralized by a Corporate Bond, 8.45% due 6/15/18; valued at $15,905)	15,000	15,000
ING Financial Markets LLC, (0.39%, dated 4/28/14, due 8/28/14; proceeds $5,007; fully collateralized by various Corporate Bonds, 5.00% - 6.63% due 4/1/20 - 10/23/43; valued at $5,305) (Demand 5/7/14)	5,000	5,000
ING Financial Markets LLC, (0.40%, dated 2/24/14, due 5/27/14; proceeds $20,020; fully collateralized by various Corporate Bonds, 3.88% - 10.75% due 4/15/18 - 6/15/58; valued at $21,205) (Demand 5/7/14)	20,000	20,000
JP Morgan Clearing Corp., (0.24%, dated 4/30/14, due 5/1/14; proceeds $30,000; fully collateralized by various Common Stocks and a Preferred Stock; valued at $31,504)	30,000	30,000
JP Morgan Clearing Corp., (0.59%, dated 2/24/14, due 2/13/15; proceeds $4,023; fully collateralized by various Common Stocks; valued at $4,680) (Demand 5/25/14)	4,000	4,000
JP Morgan Clearing Corp., (0.59%, dated 2/21/14, due 2/13/15; proceeds $40,232; fully collateralized by various Common Stocks and Convertible Bonds, Zero Coupon due 5/15/18 - 4/1/42; valued at $41,813) (Demand 5/21/14)	40,000	40,000
JP Morgan Clearing Corp., (0.60%, dated 7/17/13, due 9/3/14; proceeds $12,586; fully collateralized by various Common Stocks; valued at $14,253) (Demand 7/11/14)	12,500	12,500
Merrill Lynch Pierce Fenner & Smith, (0.51%, dated 2/4/14, due 6/4/14; proceeds $5,009; fully collateralized by various Convertible Bonds, 1.00% - 9.00% due 5/15/14 - 4/1/63 and various Convertible Preferred Stocks; valued at $5,650) (Demand 5/1/14)	5,000	5,000

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Portfolio of Investments (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
Merrill Lynch Pierce Fenner & Smith, (0.51%, dated 3/3/14, due 5/1/14; proceeds $13,511; fully collateralized by various Convertible Bonds, 1.00% - 9.00% due 5/15/14 - 4/1/63 and various Convertible Preferred Stocks; valued at $15,255) (Demand 5/7/14)	$13,500	$13,500
Mizuho Securities USA, Inc., (0.22%, dated 4/30/14, due 5/1/14; proceeds $16,000; fully collateralized by various Common Stocks; valued at $16,800)	16,000	16,000
RBC Capital Markets LLC, (0.29%, dated 12/9/13, due 6/6/14; proceeds $20,029; fully collateralized by various Corporate Bonds, 0.73% - 8.70% due 10/1/14 - 3/4/43; valued at $21,000) (Demand 5/7/14)	20,000	20,000
RBC Capital Markets LLC, (0.33%, dated 4/11/14, due 7/11/14; proceeds $5,004; fully collateralized by various Corporate Bonds, 2.75% - 10.00% due 5/15/16 - 7/15/37; valued at $5,300) (Demand 5/7/14)	5,000	5,000
RBS Securities, Inc., (0.38%, dated 4/30/14, due 5/1/14; proceeds $7,500; fully collateralized by various Corporate Bonds, 5.00% - 6.55% due 12/15/22 - 3/1/43; valued at $7,879)	7,500	7,500
SG Americas Securities, (0.23%, dated 4/30/14, due 5/1/14; proceeds $15,000; fully collateralized by various Common Stocks; valued at $15,750)	15,000	15,000
SG Americas Securities, (0.28%, dated 4/29/14, due 5/6/14; proceeds $20,001; fully collateralized by various Common Stocks; valued at $21,000)	20,000	20,000
SG Americas Securities, (0.33%, dated 4/30/14, due 5/1/14; proceeds $10,000; fully collateralized by various Corporate Bonds, 3.35% - 11.38% due 1/15/15 - 4/8/68; valued at $10,557)	10,000	10,000
TD Securities USA LLC, (0.11%, dated 4/30/14, due 5/1/14; proceeds $30,000; fully collateralized by various Corporate Bonds, 2.90% - 7.20% due 6/9/14 - 3/26/44 and U.S. Government Obligations, 0.38% - 1.38% due 3/15/15 - 7/31/18; valued at $31,486)	30,000	30,000
Wells Fargo Securities LLC, (0.25%, dated 4/30/14, due 5/1/14; proceeds $20,000; fully collateralized by various Common Stocks, Convertible Bonds, 1.63% - 5.50% due 5/15/14 - 6/1/38, Convertible Preferred Stocks and Preferred Stocks; valued at $21,589)	20,000	20,000
Wells Fargo Securities LLC, (0.40%, dated 4/24/14, due 5/1/14; proceeds $5,000; fully collateralized by various Corporate Bonds, 2.40% - 10.13% due 6/1/18 - 9/30/42; valued at $5,275)	5,000	5,000
Total Repurchase Agreements (Cost $701,500)		701,500
	Face Amount (000)	Value (000)
Tax-Exempt Instruments (7.3%)
Closed-End Investment Companies (1.7%)
Nuveen California Quality Income Municipal Fund, Inc., VRDP Ser 1-1581 (AMT) 0.19%, 8/1/40 (b)	$3,800	$3,800
Nuveen California Select Quality Municipal Fund, Inc., VRDP Ser 1-1589 (AMT) 0.19%, 8/1/40 (b)	9,000	9,000
Nuveen Dividend Advantage Municipal Fund 3, Ser 2-1960 (AMT) 0.22%, 6/1/40 (b)	2,300	2,300
Nuveen New York Quality Income Municipal Fund, Inc., VRDP Ser 1-1617 (AMT) 0.18%, 12/1/40 (b)	17,000	17,000
Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT) 0.21%, 5/5/41 (b)	10,000	10,000
		42,100
Municipal Bonds (4.8%)
New Jersey, Ser Fiscal 2014 C TRANs 2.00%, 6/26/14	100,000	100,254
Riverside, CA, Pension Obligation Ser 2013 A BANs (Taxable) 0.65%, 6/1/14	16,940	16,940
		117,194
Weekly Variable Rate Bond (0.8%)
Maryland Department of Housing & Community Development, Community Development Administration Residential 2006 Ser G (AMT) 0.16%, 9/1/40	19,000	19,000
Total Tax-Exempt Instruments (Cost $178,294)		178,294
Time Deposits (7.8%)
International Bank (7.8%)
Credit Agricole CIB Grand Cayman
0.08%, 5/1/14	120,000	120,000
Lloyds Bank PLC NY Branch
0.07%, 5/1/14	50,000	50,000
Natixis Grand Cayman
0.09%, 5/1/14	20,000	20,000
Total Time Deposits (Cost $190,000)		190,000
Total Investments (97.9%) (Cost $2,392,606)		2,392,606
Other Assets in Excess of Liabilities (2.1%)		51,890
Net Assets (100.0%)		$2,444,496

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

AMT  Alternative Minimum Tax.

BANs  Bond Anticipation Notes.

TRANs  Tax and Revenue Anticipation Notes.

VRDP  Variable Rate Demand Preferred.

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Portfolio of Investments (cont'd)

Money Market Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	29.3%
Certificates of Deposit	21.6
Commercial Paper	13.7
Floating Rate Notes	10.6
Extendible Floating Rate Notes	9.5
Time Deposits	7.9
Tax-Exempt Instruments	7.4
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Portfolio of Investments

Prime Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (30.1%)
Domestic Banks (4.0%)
Bank of America NA
0.19%, 7/10/14	$200,000	$200,000
Branch Banking & Trust Co.,
0.18%, 7/25/14	500,000	500,000
0.19%, 7/22/14	207,000	207,000
		907,000
International Banks (26.1%)
Bank of Montreal,
0.18%, 5/20/14 - 6/19/14	645,000	645,000
BNP Paribas
0.32%, 5/1/14	275,000	275,000
Credit Industriel et Commercial,
0.12%, 5/6/14	109,000	109,000
0.33%, 7/23/14 - 10/3/14	750,900	750,900
Credit Suisse NY
0.23%, 6/24/14	330,250	330,250
Deutsche Bank AG NY
0.27%, 8/1/14	231,100	231,100
Lloyds Bank PLC
0.09%, 5/6/14	412,000	412,000
Mizuho Bank Ltd.,
0.10%, 5/5/14	150,000	150,000
0.22%, 5/2/14	228,400	228,400
Oversea Chinese Banking Corporation,
0.20%, 7/21/14	200,000	200,000
0.23%, 5/8/14 - 5/9/14	125,000	125,000
0.25%, 6/2/14	100,000	100,000
0.28%, 6/16/14	225,000	225,000
Rabobank Nederland NY
0.24%, 5/1/14	400,000	400,000
Sumitomo Mitsui Banking Corp.,
0.10%, 5/5/14	244,500	244,500
0.21%, 7/1/14	224,750	224,750
0.22%, 7/3/14	500,000	500,000
0.26%, 5/9/14	185,000	185,000
Swedbank AB,
0.08%, 5/1/14 - 5/6/14	722,000	722,000
		6,057,900
Total Certificates of Deposit (Cost $6,964,900)		6,964,900
Commercial Paper (a) (13.8%)
Automobiles (4.2%)
Toyota Motor Credit Corp.,
0.16%, 5/30/14	100,000	99,987
0.18%, 6/5/14	200,000	199,965
0.19%, 6/13/14	50,000	49,989
0.20%, 5/22/14 - 5/23/14	200,000	199,976
0.22%, 6/23/14	100,000	99,967
0.23%, 5/20/14 - 7/8/14	285,000	284,904
0.24%, 6/17/14	35,000	34,989
		969,777
	Face Amount (000)	Value (000)
Food & Beverage (4.5%)
Coca-Cola Co.,
0.15%, 6/5/14 - 7/15/14 (b)	$221,840	$221,786
0.18%, 8/1/14 - 10/2/14 (b)	559,000	558,657
Nestle Capital Corp.,
0.18%, 10/22/14 (b)	148,200	148,071
0.20%, 8/19/14 (b)	119,000	118,929
		1,047,443
International Banks (5.1%)
Bank of Nova Scotia,
0.20%, 7/1/14	338,600	338,485
0.23%, 5/19/14	234,250	234,224
Credit Agricole North America, Inc.
0.08%, 5/1/14	150,000	150,000
DBS Bank Ltd.
0.22%, 7/1/14 (b)	92,200	92,166
Erste Abwicklungsanstalt,
0.18%, 5/15/14 - 5/16/14	138,500	138,489
Nordea Bank AB
0.23%, 10/22/14 (b)	231,100	230,849
		1,184,213
Total Commercial Paper (Cost $3,201,433)		3,201,433
Extendible Floating Rate Notes (5.9%)
Domestic Banks (3.3%)
JP Morgan Chase Bank NA (Extendible Maturity date 5/7/15) 0.35%, 3/7/19	420,000	420,000
Wells Fargo Bank NA (Extendible Maturity date 5/20/15) 0.32%, 3/20/19	352,000	352,000
		772,000
International Banks (2.6%)
Bank of Nova Scotia (Extendible Maturity date 4/30/15) 0.32%, 1/31/19	237,250	237,250
Royal Bank of Canada (Extendible Maturity date 5/1/15) 0.32%, 4/1/19	370,000	369,983
		607,233
Total Extendible Floating Rate Notes (Cost $1,379,233)		1,379,233
Floating Rate Notes (7.4%)
International Banks (7.4%)
Bank of Nova Scotia
0.43%, 3/3/15	25,000	25,035
BNP Paribas
0.42%, 1/14/15	100,000	100,000
Rabobank Nederland NY,
0.28%, 11/28/14 - 12/23/14	359,800	359,800
0.29%, 3/24/15	343,000	343,000
Toronto Dominion Bank
0.24%, 2/6/15	360,000	360,000

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Westpac Banking Corp.,
0.24%, 12/15/14	$473,900	$473,900
0.27%, 5/26/15	46,600	46,596
Total Floating Rate Notes (Cost $1,708,331)		1,708,331
Repurchase Agreements (37.9%)
ABN Amro Securities LLC, (0.18%, dated 4/30/14, due 5/1/14; proceeds $200,001; fully collateralized by various Corporate Bonds, Zero Coupon - 7.30% due 5/16/14 - 3/11/44; valued at $210,014)	200,000	200,000
ABN Amro Securities LLC, (0.28%, dated 4/30/14, due 5/1/14; proceeds $120,001; fully collateralized by various Common Stocks; valued at $126,000)	120,000	120,000
ABN Amro Securities LLC, (0.30%, dated 4/16/14, due 5/16/14; proceeds $65,016; fully collateralized by various Common Stocks; valued at $68,250) (Demand 5/7/14)	65,000	65,000
Bank of Montreal, (0.18%, dated 4/30/14, due 5/1/14; proceeds $35,000; fully collateralized by various Corporate Bonds, 0.71% - 8.63% due 6/16/15 - 6/15/29; valued at $36,732)	35,000	35,000
Bank of Nova Scotia, (0.15%, dated 3/10/14, due 3/6/15; proceeds $275,414; fully collateralized by various U.S. Government Agencies, 2.50% - 5.50% due 12/1/25 - 5/1/44; valued at $283,398) (Demand 5/7/14)	275,000	275,000
Bank of Nova Scotia, (0.16%, dated 3/4/14, due 3/4/15; proceeds $100,162; fully collateralized by various U.S. Government Agencies, 2.50% - 5.00% due 10/1/25 - 5/1/44; valued at $102,999) (Demand 5/7/14)	100,000	100,000
Bank of Nova Scotia, (0.17%, dated 1/2/14, due 1/2/15; proceeds $500,862; fully collateralized by various U.S. Government Agencies, 2.50% - 5.00% due 11/1/25 - 11/1/43; valued at $515,349) (Demand 5/7/14)	500,000	500,000
Barclays Capital, Inc., (0.66%, dated 9/20/13, due 9/15/14; proceeds $216,419; fully collateralized by various Common Stocks, Convertible Bonds, 3.00% - 4.25% due 4/15/15 - 6/1/38, Convertible Preferred Stocks and Preferred Stocks; valued at $229,402) (Demand 5/1/14)	215,000	215,000
BNP Paribas Securities Corp., (0.06%, dated 4/30/14, due 5/1/14; proceeds $137,000; fully collateralized by a U.S. Government Obligation, 0.38% due 4/30/16; valued at $140,000)	137,000	137,000
BNP Paribas Securities Corp., (0.23%, dated 4/30/14, due 5/1/14; proceeds $327,002; fully collateralized by various Common Stocks and Preferred Stocks; valued at $343,361)	327,000	327,000
BNP Paribas Securities Corp., (0.33%, dated 4/30/14, due 5/1/14; proceeds $50,000; fully collateralized by various Convertible Bonds, 1.00% - 5.50% due 5/15/14 - 9/30/43; valued at $56,501)	50,000	50,000
	Face Amount (000)	Value (000)
BNP Paribas Securities Corp., (0.55%, dated 4/25/14, due 10/24/14; proceeds $50,139; fully collateralized by various Corporate Bonds, 3.88% - 9.75% due 6/15/17 - 11/1/31; valued at $53,000) (Demand 5/7/14)	$50,000	$50,000
BNP Paribas Securities Corp., (0.55%, dated 4/3/14, due 10/3/14; proceeds $50,140; fully collateralized by various Corporate Bonds, 5.13% - 9.00% due 6/1/18 - 2/15/24; valued at $53,000) (Demand 5/7/14)	50,000	50,000
Citibank NA, (0.06%, dated 4/30/14, due 5/7/14; proceeds $100,001; fully collateralized by various U.S. Government Agencies, 2.00% - 6.00% due 12/1/22 - 2/20/44; valued at $103,159)	100,000	100,000
Credit Agricole Corp., (0.06%, dated 4/30/14, due 5/1/14; proceeds $300,001; fully collateralized by various U.S. Government Agencies, 3.50% - 4.00% due 1/1/27 - 8/1/42 and a U.S. Government Obligation, 2.00% due 1/15/16; valued at $308,273)	300,000	300,000
Credit Suisse Securities USA, (0.21%, dated 4/30/14, due 5/1/14; proceeds $100,001; fully collateralized by various Common Stocks; valued at $105,010)	100,000	100,000
Credit Suisse Securities USA, (0.24%, dated 4/24/14, due 5/1/14; proceeds $225,011; fully collateralized by various Common Stocks; valued at $236,282)	225,000	225,000
Credit Suisse Securities USA, (0.64%, dated 3/18/14, due 6/17/14; proceeds $25,040; fully collateralized by various Corporate Bonds, 4.63% - 10.25% due 7/1/17 - 12/15/22; valued at $26,502)	25,000	25,000
Deutsche Bank Securities, Inc., (0.06%, dated 4/30/14, due 5/1/14; proceeds $28,000; fully collateralized by a U.S. Government Obligation, 0.38% due 3/15/15; valued at $28,513)	28,000	28,000
Deutsche Bank Securities, Inc., (0.06%, dated 4/30/14, due 5/1/14; proceeds $75,000; fully collateralized by a U.S. Government Agency, 3.00% due 10/20/42; valued at $77,288)	75,000	75,000
Deutsche Bank Securities, Inc., (0.09%, dated 4/30/14, due 5/1/14; proceeds $300,001; fully collateralized by various U.S. Government Obligations, 0.88% - 1.38% due 9/15/16 - 6/30/18; valued at $305,700)	300,000	300,000
Deutsche Bank Securities, Inc., (0.20%, dated 4/30/14, due 5/1/14; proceeds $54,000; fully collateralized by various Common Stocks; valued at $56,700)	54,000	54,000
Federal Reserve Bank of New York, (0.05%, dated 4/30/14, due 5/1/14; proceeds $850,001; fully collateralized by a U.S. Government Obligation, 4.75% due 2/15/41; valued at $849,618)	850,000	850,000
Goldman Sachs & Co., (0.05%, dated 4/30/14, due 5/1/14; proceeds $55,000; fully collateralized by various U.S. Government Agencies, 2.50% - 5.00% due 7/1/27 - 4/1/44; valued at $56,613)	55,000	55,000

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
HSBC Securities USA, Inc., (0.18%, dated 4/30/14, due 5/1/14; proceeds $40,000; fully collateralized by various Corporate Bonds, 2.75% - 9.88% due 4/15/16 - 3/15/24; valued at $42,401)	$40,000	$40,000
HSBC Securities USA, Inc., (0.28%, dated 4/30/14, due 5/1/14; proceeds $225,002; fully collateralized by various Corporate Bonds, 4.63% - 11.75% due 11/15/15 - 3/15/29; valued at $238,503)	225,000	225,000
ING Financial Markets LLC, (0.18%, dated 4/30/14, due 5/1/14; proceeds $104,001; fully collateralized by various Corporate Bonds, 0.90% - 10.75% due 11/1/15 - 9/1/67; valued at $109,205)	104,000	104,000
ING Financial Markets LLC, (0.18%, dated 4/30/14, due 5/1/14; proceeds $25,000; fully collateralized by various Corporate Bonds, 2.60% - 8.50% due 9/1/16 - 5/15/67; valued at $26,252)	25,000	25,000
ING Financial Markets LLC, (0.20%, dated 4/14/14, due 5/14/14; proceeds $113,519; fully collateralized by various Corporate Bonds, 1.25% - 8.63% due 12/15/14 - 12/01/66; valued at $119,179) (Demand 5/7/14)	113,500	113,500
ING Financial Markets LLC, (0.20%, dated 4/2/14, due 5/2/14; proceeds $134,022; fully collateralized by various Corporate Bonds, 1.70% - 8.60% due 10/30/14 - 4/20/67; valued at $140,703)	134,000	134,000
ING Financial Markets LLC, (0.20%, dated 4/21/14, due 5/23/14; proceeds $55,010; fully collateralized by various Corporate Bonds, 5.63% - 6.63% due 5/15/18 - 5/15/57 (c); valued at $57,755) (Demand 5/7/14)	55,000	55,000
ING Financial Markets LLC, (0.31%, dated 4/30/14, due 5/1/14; proceeds $104,001; fully collateralized by various Corporate Bonds, 3.50% - 12.13% due 4/1/16 - 5/1/24; valued at $110,242)	104,000	104,000
ING Financial Markets LLC, (0.39%, dated 4/28/14, due 8/28/14; proceeds $27,837; fully collateralized by various Corporate Bonds, 4.88% - 10.75% due 3/15/19 - 6/15/58; valued at $29,469) (Demand 5/7/14)	27,800	27,800
ING Financial Markets LLC, (0.40%, dated 2/24/14, due 5/27/14; proceeds $155,158; fully collateralized by various Corporate Bonds, Zero Coupon - 13.75% due 12/1/15 - 6/1/23; valued at $164,305) (Demand 5/7/14)	155,000	155,000
JP Morgan Clearing Corp., (0.24%, dated 4/30/14, due 5/1/14; proceeds $250,002; fully collateralized by various Common Stocks and a Preferred Stock; valued at $262,533)	250,000	250,000
JP Morgan Clearing Corp., (0.59%, dated 2/21/14, due 2/13/15; proceeds $291,684; fully collateralized by various Convertible Bonds, Zero Coupon due 5/15/14 - 9/30/43; valued at $326,048) (Demand 5/21/14)	290,000	290,000
JP Morgan Clearing Corp., (0.59%, dated 2/24/14, due 2/13/15; proceeds $16,092; fully collateralized by various Common Stocks; valued at $17,479) (Demand 5/25/14)	16,000	16,000
	Face Amount (000)	Value (000)
JP Morgan Clearing Corp., (0.60%, dated 7/17/13, due 9/3/14; proceeds $113,271; fully collateralized by various Common Stocks and Convertible Bonds, Zero Coupon due 5/1/14 - 9/15/32; valued at $121,884) (Demand 7/11/14)	$112,500	$112,500
Merrill Lynch Pierce Fenner & Smith, (0.51%, dated 2/4/14, due 1/29/15; proceeds $75,381; fully collateralized by various Common Stocks, Convertible Bonds, 1.00% - 9.00% due 5/15/14 - 4/1/63, Convertible Preferred Stocks and Preferred Stocks; valued at $81,492) (Demand 5/1/14)	75,000	75,000
Merrill Lynch Pierce Fenner & Smith, (0.51%, dated 3/3/14, due 2/23/15; proceeds $187,443; fully collateralized by various Common Stocks, Convertible Bonds, 1.00% - 9.00% due 5/15/14 - 4/1/63 and Preferred Stocks; valued at $200,243) (Demand 5/7/14)	186,500	186,500
RBC Capital Markets LLC, (0.10%, dated 1/2/14, due 7/2/14; proceeds $250,126; fully collateralized by various U.S. Government Agencies, 1.30% - 7.13% due 5/22/19 - 11/1/43; valued at $257,092) (Demand 5/7/14)	250,000	250,000
RBC Capital Markets LLC, (0.10%, dated 1/6/14, due 7/3/14; proceeds $200,099; fully collateralized by various U.S. Government Agencies, 2.50% - 5.00% due 9/1/27 - 1/1/43; valued at $205,689) (Demand 5/7/14)	200,000	200,000
RBC Capital Markets LLC, (0.27%, dated 1/16/14, due 7/15/14; proceeds $120,162; fully collateralized by various Corporate Bonds, 0.73% - 8.70% due 10/1/14 - 2/6/44; valued at $126,011) (Demand 5/7/14)	120,000	120,000
RBC Capital Markets LLC, (0.29%, dated 12/9/13, due 6/6/14; proceeds $180,260; fully collateralized by various Corporate Bonds, Zero Coupon - 8.25% due 10/15/14 - 2/15/45; valued at $188,953) (Demand 5/7/14)	180,000	180,000
RBC Capital Markets LLC, (0.33%, dated 4/11/14, due 7/11/14; proceeds $54,045; fully collateralized by various Corporate Bonds, 2.75% - 12.50% due 5/15/16 - 9/15/39; valued at $57,240) (Demand 5/7/14)	54,000	54,000
SG Americas Securities, (0.23%, dated 4/30/14, due 5/1/14; proceeds $240,002; fully collateralized by various Common Stocks; valued at $252,013)	240,000	240,000
SG Americas Securities, (0.28%, dated 4/29/14, due 5/6/14; proceeds $180,010; fully collateralized by various Common Stocks; valued at $189,000)	180,000	180,000
SG Americas Securities, (0.33%, dated 4/30/14, due 5/1/14; proceeds $240,002; fully collateralized by various Corporate Bonds, 2.50% - 12.25% due 6/15/14 - 4/8/68 (c); valued at $253,450)	240,000	240,000
SG Americas Securities, (0.45%, dated 3/13/14, due 6/16/14; proceeds $25,030; fully collateralized by various Common Stocks; valued at $26,250)	25,000	25,000

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
TD Securities USA LLC, (0.11%, dated 4/30/14, due 5/1/14; proceeds $259,001; fully collateralized by various Corporate Bonds, Zero Coupon - 8.75% due 6/1/14 - 6/15/44 and U.S. Government Obligations, Zero Coupon - 9.88% due 8/28/14 - 5/15/30; valued at $271,579)	$259,000	$259,000
Wells Fargo Securities LLC, (0.06%, dated 4/30/14, due 5/1/14; proceeds $345,001; fully collateralized by various U.S. Government Agencies, 3.50% - 4.50% due 5/1/41 - 2/1/43 and U.S. Government Obligations, 0.63% - 3.75% due 8/31/17 - 11/15/18; valued at $354,564)	345,000	345,000
Wells Fargo Securities LLC, (0.25%, dated 4/30/14, due 5/1/14; proceeds $180,001; fully collateralized by various Common Stocks, Convertible Bonds, 1.50% - 6.00% due 5/15/14 - 2/15/44, Convertible Preferred Stocks and Preferred Stocks; valued at $200,382)	180,000	180,000
Wells Fargo Securities LLC, (0.30%, dated 4/24/14, due 5/1/14; proceeds $20,001; fully collateralized by various Corporate Bonds, 0.75% - 7.35% due 2/9/15 - 3/18/43 (c); valued at $21,000)	20,000	20,000
Wells Fargo Securities LLC, (0.40%, dated 3/6/14, due 6/4/14; proceeds $200,200; fully collateralized by various Corporate Bonds, 0.57% - 12.25% due 5/8/14 - 6/15/68 (c); valued at $211,275)	200,000	200,000
Wells Fargo Securities LLC, (0.40%, dated 4/24/14, due 5/1/14; proceeds $95,007; fully collateralized by various Corporate Bonds, 0.44% - 12.63% due 10/1/14 - 11/1/66; valued at $100,296)	95,000	95,000
Wells Fargo Securities LLC, (0.45%, dated 4/28/14, due 7/28/14; proceeds $34,039; fully collateralized by various Corporate Bonds, Zero Coupon - 10.50% due 7/15/14 - 6/15/68 (c); valued at $35,874)	34,000	34,000
Total Repurchase Agreements (Cost $8,771,300)		8,771,300
Tax-Exempt Instruments (3.8%)
Closed-End Investment Companies (0.5%)
Nuveen AMT-Free Municipal Income Fund, VRDP Ser 2 0.20%, 12/1/40 (b)	15,000	15,000
Nuveen California Investment Quality Municipal Fund, Inc., VRDP Ser 2-100 (AMT) 0.20%, 12/1/42 (b)	24,000	24,000
Nuveen California Performance Plus Municipal Fund, Inc., VRDP Ser 1-810 (AMT) 0.19%, 12/1/40 (b)	14,500	14,500
Nuveen Dividend Advantage Municipal Fund 3, Ser 2-1960 (AMT) 0.22%, 6/1/40 (b)	17,000	17,000
Nuveen New Jersey Dividend Advantage Municipal Fund, VRDP Ser 1-450 (AMT) 0.22%, 8/3/43 (b)	5,000	5,000
	Face Amount (000)	Value (000)
Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT) 0.21%, 5/1/41 (b)	$35,000	$35,000
		110,500
Commercial Paper (a) (0.2%)
Providence Health & Services, WA, Taxable Commercial Paper Notes Ser 2013 F 0.20%, 7/1/14	60,000	60,000
Daily Variable Rate Bond (0.1%)
Indiana Finance Authority, Indiana University Health Obligated Group Ser 2011 K (Taxable) 0.12%, 3/1/33	19,470	19,470
Municipal Bond (0.1%)
University of California Regents, Ser 2013 AJ (Taxable) 0.25%, 5/15/14	18,725	18,725
Weekly Variable Rate Bonds (2.9%)
California, Ser 2005 A Subser A-1-1 0.09%, 5/1/40	22,550	22,550
California Statewide Communities Development Authority, Kaiser Permanente Ser 2002 E 0.08%, 11/1/36	96,780	96,780
Colorado Housing & Finance Authority, Multi-Family Class 1 2006 Ser A-1 (Taxable) 0.12%, 10/1/36	32,840	32,840
East Bay Municipal Utility District, CA, Wastewater System Subser 2008 C 0.09%, 6/1/27	30,690	30,690
Eastern Municipal Water District, CA, Water & Sewer Ser 2008 A COPs 0.07%, 7/1/30	47,535	47,535
Loudoun County Industrial Development Authority, VA, Howard Hughes Medical Institute Ser 2003 D 0.09%, 2/15/38	35,690	35,690
Minnesota Housing Finance Agency,
Residential Housing Finance 2007 Ser J (Taxable) 0.15%, 7/1/38	5,500	5,500
Residential Housing Finance 2007 Ser T (Taxable) 0.15%, 7/1/48	15,110	15,110
Minnesota Office of Higher Education, Supplemental Student Loan 2012 Ser A (Taxable) 0.11%, 8/1/47	7,019	7,019
North Carolina Medical Care Commission, Novant Health Obligated Group Ser 2004 A 0.15%, 11/1/34	76,650	76,650
Rochester, MN, Health Care Facilities Mayo Foundation Ser 2002 B 0.08%, 8/15/32	35,690	35,690
Sacramento County Sanitation Districts Financing Authority, CA, Sub Lien Ser 2000 C 0.09%, 12/1/30	59,400	59,400
Sacramento Municipal Utility District, CA, Sub Electric Ser 2008 J 0.11%, 8/15/28	21,300	21,300

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
University of Illinois, Auxiliary Facilities System Ser 2014 C (Taxable) 0.10%, 4/1/44	$10,000	$10,000
University of Massachusetts Building Authority, Senior Ser 2011-1 0.08%, 11/1/34	119,915	119,915
Utah State Board of Regents, UT, Student Loan Revenue Bonds, Senior Ser 2014 A (Taxable) 0.11%, 2/1/49	25,000	25,000
Wisconsin Housing & Economic Development Authority, Home Ownership Ser 2004 E (AMT) 0.11%, 9/1/35	21,900	21,900
		663,569
Total Tax-Exempt Instruments (Cost $872,264)		872,264
Total Investments (98.9%) (Cost $22,897,461)		22,897,461
Other Assets in Excess of Liabilities (1.1%)		265,602
Net Assets (100.0%)		$23,163,063

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of April 30, 2014.

AMT  Alternative Minimum Tax.

COPs  Certificates of Participation.

VRDP  Variable Rate Demand Preferred.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	38.3%
Certificates of Deposit	30.4
Commercial Paper	14.0
Floating Rate Notes	7.5
Extendible Floating Rate Notes	6.0
Other*	3.8
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Portfolio of Investments

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (72.7%)
ABN Amro Securities LLC, (0.05%, dated 4/30/14, due 5/1/14; proceeds $180,000; fully collateralized by various U.S. Government Agencies, 0.75% - 2.50% due 11/25/14 - 8/1/19, and U.S. Government Obligations, 0.63% - 5.50% due 3/31/16 - 2/15/44; valued at $183,599)	$180,000	$180,000
ABN Amro Securities LLC, (0.06%, dated 4/30/14, due 5/1/14; proceeds $370,001; fully collateralized by various U.S. Government Agencies, 0.75% - 6.50% due 1/12/18 - 4/1/44, and a U.S. Government Obligation, 3.63% due 2/15/44; valued at $380,897)	370,000	370,000
Bank of Montreal, (0.05%, dated 4/24/14, due 5/1/14; proceeds $150,001; fully collateralized by various U.S. Government Agencies, 2.38% - 7.00% due 9/16/14 - 8/1/43, and U.S. Government Obligations, Zero Coupon - 5.38% due 10/2/14 - 8/15/39; valued at $154,445)	150,000	150,000
Bank of Montreal, (0.05%, dated 4/30/14, due 5/1/14; proceeds $100,000; fully collateralized by various U.S. Government Agencies, Zero Coupon - 5.63% due 6/18/14 - 4/1/41, and U.S. Government Obligations, Zero Coupon - 8.50% due 5/1/14 - 2/15/43; valued at $102,070)	100,000	100,000
Bank of Montreal, (0.06%, dated 4/30/14, due 5/1/14; proceeds $150,000; fully collateralized by various U.S. Government Agencies, 2.50% - 7.00% due 6/1/26 - 3/1/43, and U.S. Government Obligations, Zero Coupon - 8.13% due 5/22/14 - 11/15/42; valued at $154,286)	150,000	150,000
Bank of Montreal, (0.07%, dated 2/14/14, due 5/14/14; proceeds $300,052; fully collateralized by various U.S. Government Agencies, 1.14% - 6.00% due 10/3/18 - 4/1/44, and U.S. Government Obligations, 0.25% - 3.13% due 5/31/15 - 2/15/42; valued at $307,796) (Demand 5/7/14)	300,000	300,000
Bank of Montreal, (0.07%, dated 3/3/14, due 5/2/14; proceeds $400,047; fully collateralized by various U.S. Government Agencies, 2.00% - 5.75% due 3/27/19 - 7/15/43, and U.S. Government Obligations, 1.13% - 3.13% due 10/31/18 - 2/15/42; valued at $410,016)	400,000	400,000
Bank of Nova Scotia, (0.05%, dated 4/30/14, due 5/1/14; proceeds $150,000; fully collateralized by a U.S. Government Obligation, 1.63% due 4/30/19; valued at $153,000)	150,000	150,000
Bank of Nova Scotia, (0.16%, dated 3/4/14, due 3/4/15; proceeds $87,141; fully collateralized by various U.S. Government Agencies, 2.50% - 5.00% due 3/1/26 - 2/1/44; valued at $89,645) (Demand 5/7/14)	87,000	87,000
	Face Amount (000)	Value (000)
Bank of Nova Scotia, (0.17%, dated 1/2/14, due 1/2/15; proceeds $440,758; fully collateralized by various U.S. Government Agencies, 2.50% - 5.50% due 10/1/25 - 4/20/44, and a U.S. Government Obligation, 1.00% due 11/30/19; valued at $453,416) (Demand 5/7/14)	$440,000	$440,000
Bank of Nova Scotia, (0.17%, dated 1/3/14, due 1/5/15; proceeds $400,693; fully collateralized by various U.S. Government Agencies, 2.50% - 6.50% due 12/1/25 - 2/20/44; valued at $411,950) (Demand 5/7/14)	400,000	400,000
Bank of Nova Scotia, (0.17%, dated 8/1/13, due 8/1/14; proceeds $337,581; fully collateralized by various U.S. Government Agencies, 2.50% - 5.00% due 12/1/25 - 4/1/44, and U.S. Government Obligations, 0.38% - 3.88% due 1/15/16 - 4/15/29; valued at $347,065) (Demand 5/7/14)	337,000	337,000
Bank of Nova Scotia, (0.18%, dated 9/13/13, due 9/8/14; proceeds $435,783; fully collateralized by various U.S. Government Agencies, 2.50% - 5.00% due 12/1/21 - 5/1/44, and U.S. Government Obligations, 2.13% - 2.50% due 6/30/17 - 1/31/21; valued at $447,720) (Demand 5/7/14)	435,000	435,000
Barclays Capital, Inc., (0.01%, dated 4/30/14, due 5/1/14; proceeds $350,000; fully collateralized by various U.S. Government Obligations, 1.00% - 2.13% due 1/31/16 - 8/15/21; valued at $357,214)	350,000	350,000
Barclays Capital, Inc., (0.04%, dated 4/30/14, due 5/1/14; proceeds $30,000; fully collateralized by various U.S. Government Obligations, 2.13% - 2.88% due 1/31/21 - 5/15/43; valued at $30,597)	30,000	30,000
BNP Paribas Securities Corp., (0.03%, dated 4/30/14, due 5/1/14; proceeds $220,000; fully collateralized by a U.S. Government Obligation, 2.25% due 4/30/21; valued at $224,000)	220,000	220,000
BNP Paribas Securities Corp., (0.06%, dated 4/30/14, due 5/1/14; proceeds $477,001; fully collateralized by a U.S. Government Obligation, 0.38% due 4/30/16; valued at $487,000)	477,000	477,000
Citibank NA, (0.06%, dated 4/30/14, due 5/7/14; proceeds $400,005; fully collateralized by various U.S. Government Agencies, 1.63% - 11.00% due 4/1/17 - 2/1/44; valued at $412,007)	400,000	400,000
Citigroup Global Markets, Inc., (0.05%, dated 4/24/14, due 5/1/14; proceeds $250,002; fully collateralized by various U.S. Government Obligations, Zero Coupon - 8.50% due 11/15/14 - 11/15/43; valued at $255,024)	250,000	250,000
Credit Agricole Corp., (0.05%, dated 4/30/14, due 5/1/14; proceeds $400,001; fully collateralized by various U.S. Government Obligations, 0.13% - 2.63% due 4/15/16 - 4/30/21; valued at $407,300)	400,000	400,000

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Credit Agricole Corp., (0.06%, dated 4/30/14, due 5/1/14; proceeds $900,002; fully collateralized by various U.S. Government Agencies, 2.50% - 4.50% due 4/1/24 - 3/1/44; valued at $926,909)	$900,000	$900,000
Credit Suisse Securities USA, (0.10%, dated 2/14/14, due 5/15/14; proceeds $50,013; fully collateralized by a U.S. Government Agency, 5.00% due 8/1/40; valued at $51,500)	50,000	50,000
Credit Suisse Securities USA, (0.10%, dated 2/24/14, due 5/23/14; proceeds $135,033; fully collateralized by various U.S. Government Agencies, 3.50% - 5.00% due 2/1/40 - 12/1/42; valued at $139,051)	135,000	135,000
Credit Suisse Securities USA, (0.10%, dated 2/28/14, due 5/29/14; proceeds $180,045; fully collateralized by various U.S. Government Agencies, 4.00% - 5.00% due 9/1/30 - 11/1/43; valued at $185,403)	180,000	180,000
Credit Suisse Securities USA, (0.11%, dated 2/7/14, due 5/8/14; proceeds $150,041; fully collateralized by various U.S. Government Agencies, 4.50% - 5.00% due 2/1/40 - 2/1/41; valued at $154,500)	150,000	150,000
Credit Suisse Securities USA, (0.13%, dated 1/14/14, due 7/14/14; proceeds $250,163; fully collateralized by various U.S. Government Agencies, 3.00% - 6.50% due 2/1/29 - 11/1/47; valued at $257,501)	250,000	250,000
Deutsche Bank Securities, Inc., (0.05%, dated 4/30/14, due 5/1/14; proceeds $35,000; fully collateralized by a U.S. Government Obligation, 0.38% due 3/15/15; valued at $35,717)	35,000	35,000
Deutsche Bank Securities, Inc., (0.06%, dated 4/29/14, due 5/6/14; proceeds $107,001; fully collateralized by a U.S. Government Agency, 3.00% due 10/20/42; valued at $110,268)	107,000	107,000
Deutsche Bank Securities, Inc., (0.06%, dated 4/30/14, due 5/1/14; proceeds $150,000; fully collateralized by a U.S. Government Agency, 3.00% due 10/20/42; valued at $154,375)	150,000	150,000
Deutsche Bank Securities, Inc., (0.06%, dated 4/30/14, due 5/1/14; proceeds $5,000; fully collateralized by a U.S. Government Obligation, 0.38% due 3/15/15; valued at $5,100)	5,000	5,000
Federal Reserve Bank of New York, (0.05%, dated 4/30/14, due 5/1/14; proceeds $8,450,012; fully collateralized by various U.S. Government Obligations, 1.50% - 4.75% due 2/29/16 - 2/15/41; valued at $8,453,267)	8,450,000	8,450,000
Goldman Sachs & Co., (0.05%, dated 4/30/14, due 5/1/14; proceeds $25,000; fully collateralized by various U.S. Government Agencies, 1.70% - 4.50% due 1/1/27 - 2/1/44; valued at $25,750)	25,000	25,000
	Face Amount (000)	Value (000)
HSBC Securities USA, Inc., (0.06%, dated 4/30/14, due 5/1/14; proceeds $150,000; fully collateralized by various U.S. Government Agencies, 3.00% - 6.00% due 6/1/16 - 4/1/44; valued at $154,504)	$150,000	$150,000
ING Financial Markets LLC, (0.06%, dated 4/30/14, due 5/1/14; proceeds $10,000; fully collateralized by various U.S. Government Agencies, 2.38% - 3.66% due 6/1/36 - 12/1/43; valued at $10,301)	10,000	10,000
ING Financial Markets LLC, (0.07%, dated 2/21/14, due 5/22/14; proceeds $200,035; fully collateralized by various U.S. Government Agencies, 1.33% - 2.70% due 1/1/23 - 6/1/43; valued at $206,000) (Demand 5/7/14)	200,000	200,000
ING Financial Markets LLC, (0.07%, dated 2/25/14, due 5/27/14; proceeds $665,118; fully collateralized by various U.S. Government Agencies, 1.64% - 6.50% due 4/1/29 - 9/1/43; valued at $684,953) (Demand 5/7/14)	665,000	665,000
ING Financial Markets LLC, (0.07%, dated 4/28/14, due 7/28/14; proceeds $123,022; fully collateralized by various U.S. Government Agencies, 2.00% - 6.44% due 12/1/19 - 1/1/44; valued at $126,690) (Demand 5/7/14)	123,000	123,000
RBC Capital Markets LLC, (0.08%, dated 2/14/14, due 5/15/14; proceeds $300,060; fully collateralized by various U.S. Government Agencies, 1.93% - 6.00% due 8/1/28 - 12/1/43; valued at $308,605) (Demand 5/7/14)	300,000	300,000
RBC Capital Markets LLC, (0.08%, dated 2/20/14, due 5/21/14; proceeds $235,047; fully collateralized by various U.S. Government Agencies, 1.33% - 8.00% due 4/15/22 - 9/1/44; valued at $241,959) (Demand 5/7/14)	235,000	235,000
RBC Capital Markets LLC, (0.10%, dated 1/2/14, due 7/2/14; proceeds $250,126; fully collateralized by various U.S. Government Agencies, 2.02% - 4.50% due 4/1/24 - 4/15/49; valued at $257,469) (Demand 5/7/14)	250,000	250,000
RBC Capital Markets LLC, (0.10%, dated 1/6/14, due 7/3/14; proceeds $150,001; fully collateralized by various U.S. Government Agencies, 3.50% - 5.00% due 10/1/25 - 6/1/42; valued at $154,466) (Demand 5/7/14)	150,000	150,000
RBC Capital Markets LLC, (0.10%, dated 1/7/14, due 7/7/14; proceeds $500,251; fully collateralized by various U.S. Government Agencies, Zero Coupon - 5.63% due 12/1/27 - 4/15/49; valued at $515,224) (Demand 5/7/14)	500,000	500,000

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
RBC Capital Markets LLC, (0.11%, dated 2/10/14, due 8/11/14; proceeds $450,250; fully collateralized by various U.S. Government Agencies, 3.50% - 4.00% due 11/1/33 - 2/1/44; valued at $463,552) (Demand 5/7/14)	$450,000	$450,000
TD Securities USA LLC, (0.05%, dated 4/24/14, due 5/1/14; proceeds $250,002; fully collateralized by various U.S. Government Agencies, 0.11% - 6.75% due 5/9/14 - 3/15/31, and U.S. Government Obligations, 0.25% - 2.63% due 7/31/14 - 8/31/20; valued at $254,958)	250,000	250,000
Wells Fargo Bank NA, (0.06%, dated 4/30/14, due 5/1/14; proceeds $590,001; fully collateralized by various U.S. Government Agencies, Zero Coupon - 8.43% due 5/7/14 - 12/15/42; valued at $601,857)	590,000	590,000
Wells Fargo Securities LLC, (0.05%, dated 4/30/14, due 5/1/14; proceeds $75,000; fully collateralized by various U.S. Government Obligations, Zero Coupon - 7.88% due 6/12/14 - 1/1/49; valued at $75,923)	75,000	75,000
Wells Fargo Securities LLC, (0.06%, dated 4/30/14, due 5/1/14; proceeds $50,000; fully collateralized by a U.S. Government Agency, 4.50% due 5/1/41; valued at $51,490)	50,000	50,000
Wells Fargo Securities LLC, (0.11%, dated 2/10/14, due 5/12/14; proceeds $240,067; fully collateralized by various U.S. Government Agencies, Zero Coupon - 8.00% due 9/22/14 - 4/1/44; valued at $247,111)	240,000	240,000
Wells Fargo Securities LLC, (0.11%, dated 2/5/14, due 5/5/14; proceeds $285,078; fully collateralized by various U.S. Government Agencies, 2.50% - 5.50% due 4/1/24 - 4/20/44; valued at $293,528)	285,000	285,000
Total Repurchase Agreements (Cost $20,586,000)		20,586,000
U.S. Agency Securities (23.0%)
Federal Farm Credit Bank,
0.11%, 8/21/15 - 10/23/15 (a)	402,500	402,438
0.12%, 10/27/14 (a)	53,490	53,496
0.16%, 8/27/14 (a)	30,000	30,006
Federal Home Loan Bank,
0.07%, 5/14/14 (b)	200,000	199,995
0.08%, 5/14/14 (b)	315,280	315,271
0.09%, 5/2/14 - 11/26/14 (a)	1,763,800	1,763,758
0.09%, 6/30/14 - 10/8/14	356,295	356,283
0.10%, 5/7/14 - 5/9/14 (b)	260,550	260,545
0.10%, 5/29/14	173,360	173,355
0.10%, 8/19/14 - 3/26/15 (a)	890,100	890,057
0.11%, 2/17/15 - 2/23/15 (a)	210,000	209,996
0.12%, 10/14/15 (a)	275,000	274,980
0.13%, 2/23/15 - 9/17/15 (a)	763,000	762,987
0.14%, 6/6/14 - 6/20/14 (b)	126,100	126,076
0.21%, 5/16/14	25,000	25,001
1.38%, 5/28/14	117,815	117,928
	Face Amount (000)	Value (000)
Federal Home Loan Mortgage Corporation,
0.13%, 6/9/14 - 6/25/14 (b)	$192,858	$192,823
0.14%, 6/5/14 - 6/19/14 (b)	165,000	164,972
Federal National Mortgage Association
0.13%, 6/11/14 (b)	195,068	195,039
Total U.S. Agency Securities (Cost $6,515,006)		6,515,006
U.S. Treasury Security (1.3%)
U.S. Treasury Bill 0.01%, 5/1/14 (c) (Cost $365,000)	365,000	365,000
Total Investments (97.0%) (Cost $27,466,006)		27,466,006
Other Assets in Excess of Liabilities (3.0%)		854,361
Net Assets (100.0%)		$28,320,367

(a)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2014.

(b)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(c)  Rate shown is the yield to maturity at April 30, 2014.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	75.0%
U.S. Agency Securities	23.7
Other*	1.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Portfolio of Investments

Government Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Agency Securities (67.6%)
Federal Farm Credit Bank,
0.01%, 5/1/14 (a)	$3,000	$3,000
0.05%, 5/8/14 (a)	2,309	2,309
Federal Home Loan Bank,
0.02%, 5/14/14 (a)	10,000	10,000
0.04%, 5/2/14 (a)	7,300	7,300
0.05%, 5/2/14 - 5/14/14 (a)	15,450	15,450
0.06%, 5/2/14 - 6/20/14 (a)	7,100	7,099
0.07%, 5/14/14 - 5/23/14 (a)	1,300	1,300
0.10%, 5/30/14 (a)	500	500
Total U.S. Agency Securities (Cost $46,958)		46,958
U.S. Treasury Security (28.8%)
U.S. Treasury Bill 0.01%, 5/1/14 (b) (Cost $20,000)	20,000	20,000
Total Investments (96.4%) (Cost $66,958)		66,958
Other Assets in Excess of Liabilities (3.6%)		2,497
Net Assets (100.0%)		$69,455

(a)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(b)  Rate shown is the yield to maturity at April 30, 2014.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Agency Securities	70.1%
U.S. Treasury Security	29.9
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Portfolio of Investments

Treasury Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (83.6%)
Bank of Montreal, (0.05%, dated 4/24/14, due 5/1/14; proceeds $200,002; fully collateralized by various U.S. Government Obligations, 0.25% - 3.13% due 5/31/14 - 2/15/42; valued at $203,937)	$200,000	$200,000
Bank of Nova Scotia, (0.12%, dated 9/13/13, due 9/8/14; proceeds $500,600; fully collateralized by various U.S. Government Obligations, Zero Coupon - 8.13% due 5/15/14 - 2/15/44; valued at $510,000) (Demand 5/7/14)	500,000	500,000
Bank of Nova Scotia, (0.15%, dated 8/26/13, due 8/26/14; proceeds $200,304; fully collateralized by various U.S. Government Obligations, Zero Coupon - 8.75% due 8/15/14 - 1/1/49; valued at $203,865) (Demand 5/7/14)	200,000	200,000
Barclays Capital, Inc., (0.04%, dated 4/30/14, due 5/1/14; proceeds $85,000; fully collateralized by a U.S. Government Obligation, 0.75% due 2/28/18; valued at $86,710)	85,000	85,000
BNP Paribas Securities Corp., (0.03%, dated 4/30/14, due 5/1/14; proceeds $100,000; fully collateralized by various U.S. Government Obligations, 0.38% - 1.50% due 4/30/16 - 8/31/18; valued at $102,428)	100,000	100,000
BNP Paribas Securities Corp., (0.07%, dated 4/22/14, due 10/20/14; proceeds $250,088; fully collateralized by various U.S. Government Obligations, 0.13% - 3.88% due 7/15/22 - 4/15/29; valued at $255,056) (Demand 5/7/14)	250,000	250,000
Citigroup Global Markets, Inc., (0.05%, dated 4/24/14, due 5/1/14; proceeds $250,002; fully collateralized by various U.S. Government Obligations, Zero Coupon - 4.25% due 5/15/14 - 2/15/43; valued at $255,417)	250,000	250,000
Credit Agricole Corp., (0.05%, dated 4/30/14, due 5/1/14; proceeds $250,000; fully collateralized by various U.S. Government Obligations, 1.00% - 2.50% due 7/15/16 - 8/31/19; valued at $254,668)	250,000	250,000
Credit Suisse Securities USA, (0.03%, dated 4/30/14, due 5/1/14; proceeds $2,000; fully collateralized by various U.S. Government Obligations, 4.25% - 4.38% due 5/15/40 - 11/15/40; valued at $2,040)	2,000	2,000
Credit Suisse Securities USA, (0.06%, dated 2/25/14, due 6/24/14; proceeds $85,017; fully collateralized by a U.S. Government Obligation, 2.38% due 1/15/17; valued at $86,704)	85,000	85,000
Credit Suisse Securities USA, (0.06%, dated 4/1/14, due 5/28/14; proceeds $150,014; fully collateralized by various U.S. Government Obligations, 0.13% - 2.38% due 4/15/18 - 1/15/27; valued at $153,002)	150,000	150,000
	Face Amount (000)	Value (000)
Credit Suisse Securities USA, (0.06%, dated 4/7/14, due 5/7/14; proceeds $150,008; fully collateralized by various U.S. Government Obligations, 0.13% - 1.63% due 1/15/18 - 7/15/23; valued at $153,004)	$150,000	$150,000
Deutsche Bank Securities, Inc., (0.05%, dated 4/30/14, due 5/1/14; proceeds $15,000; fully collateralized by a U.S. Government Obligation, 0.38% due 3/15/15; valued at $15,307)	15,000	15,000
Federal Reserve Bank of New York, (0.05%, dated 4/30/14, due 5/1/14; proceeds $4,375,006; fully collateralized by a U.S. Government Obligation, 3.00% due 5/15/42; valued at $4,374,800)	4,375,000	4,375,000
TD Securities USA LLC, (0.05%, dated 4/30/14, due 5/7/14; proceeds $300,003; fully collateralized by various U.S. Government Obligations, Zero Coupon - 10.63% due 5/1/14 - 5/15/43; valued at $306,011)	300,000	300,000
Wells Fargo Securities LLC, (0.05%, dated 4/30/14, due 5/1/14; proceeds $275,000; fully collateralized by a U.S. Government Obligation, 0.63% due 8/31/17; valued at $280,295)	275,000	275,000
Total Repurchase Agreements (Cost $7,187,000)		7,187,000
U.S. Treasury Securities (15.6%)
U.S. Treasury Bills,
0.08%, 8/28/14 - 9/18/14 (a)	170,000	169,952
0.09%, 6/19/14 - 8/14/14 (a)	510,000	509,921
0.14%, 5/29/14 - 8/21/14 (a)	125,000	124,961
U.S. Treasury Notes,
0.25%, 9/30/14	140,000	140,110
0.75%, 6/15/14	50,000	50,042
1.00%, 5/15/14	27,000	27,010
2.25%, 5/31/14	195,000	195,348
2.63%, 7/31/14	35,000	35,220
4.75%, 5/15/14	90,000	90,162
Total U.S. Treasury Securities (Cost $1,342,726)		1,342,726
Total Investments (99.2%) (Cost $8,529,726)		8,529,726
Other Assets in Excess of Liabilities (0.8%)		71,146
Net Assets (100.0%)		$8,600,872

(a)  Rate shown is the yield to maturity at April 30, 2014.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	84.3%
U.S. Treasury Securities	15.7
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Portfolio of Investments

Treasury Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (106.0%)
U.S. Treasury Bills,
0.01%, 5/1/14 - 5/29/14 (a)	$1,070,000	$1,069,997
0.02%, 5/1/14 - 5/22/14 (a)	1,895,000	1,894,985
0.03%, 5/8/14 - 5/15/14 (a)	675,000	674,994
0.05%, 5/8/14 - 6/19/14 (a)	250,000	249,984
0.09%, 6/19/14 - 8/14/14 (a)	115,000	114,982
0.14%, 8/21/14 (a)	10,000	9,996
U.S. Treasury Notes,
0.13%, 7/31/14	50,000	50,010
0.25%, 5/31/14 - 9/30/14	68,000	68,042
0.75%, 6/15/14	100,000	100,088
1.00%, 5/15/14	235,000	235,086
2.25%, 5/31/14	70,000	70,125
2.63%, 7/31/14	212,000	213,368
4.25%, 8/15/14	100,000	101,228
Total Investments (106.0%) (Cost $4,852,885)		4,852,885
Liabilities in Excess of Other Assets (-6.0%)		(274,254)
Net Assets (100.0%)		$4,578,631

(a)  Rate shown is the yield to maturity at April 30, 2014.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	100.0%
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Portfolio of Investments

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (100.5%)
Weekly Variable Rate Bonds (60.0%)
Barclays Capital Municipal Trust Receipts, AZ, Salt River Project Agricultural Improvement & Power District Electric System Ser 2008 A Floater-TRs Ser 21W 0.14%, 1/1/38 (a)	$5,000	$5,000
California Statewide Communities Development Authority, Kaiser Permanente Ser 2008 A 0.10%, 4/1/32	4,200	4,200
Charlotte, NC, Water & Sewer System Ser 2006 B 0.12%, 7/1/36	1,400	1,400
Colorado Springs, CO, Utilities System Sub Lien Ser 2006 A 0.14%, 11/1/25	3,400	3,400
Deutsche Bank SPEARS, TX, Lower Colorado River Authority Ser 2013 SPEARS Ser DBE-1235 0.17%, 5/15/39 (a)	3,000	3,000
District of Columbia, The Pew Charitable Trusts Ser 2008 A 0.11%, 4/1/38	9,780	9,780
Houston, TX, Combined Utility System First Lien Ser 2004 B2 0.10%, 5/15/34	10,900	10,900
Main Street Natural Gas, Inc., GA, Gas Ser 2010 A 0.12%, 8/1/40	7,985	7,985
Massachusetts School Building Authority, Senior Dedicated Sales Tax Ser 2013 A Eagle #20140003 Class A 0.13%, 5/15/38 (a)	4,125	4,125
Massachusetts Water Resources Authority, Gen Ser 2008 E 0.12%, 8/1/37 (a)	5,700	5,700
Mobile Downtown Redevelopment Authority, AL, Gulf Opportunity Zone Austal USA LLC Ser 2011 A 0.12%, 5/1/41	7,105	7,105
Gulf Opportunity Zone Austal USA LLC Ser 2011 B 0.12%, 5/1/41	9,180	9,180
Murray City, UT, IHC Health Services, Inc. Ser 2003 B 0.10%, 5/15/36	3,900	3,900
New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser F Subser F-5 0.09%, 2/1/35	4,400	4,400
North Carolina Medical Care Commission, Cape Fear Valley Health System Ser 2008 A-2 0.10%, 10/1/36	1,900	1,900
Pinellas County Health Facilities Authority, FL, BayCare Health System Ser 2009 A-2 0.12%, 11/1/38	10,000	10,000
RBC Municipal Products Trust, Inc., TX, San Antonio Electric & Gas Systems Junior Lien Ser 2013 Floater Certificates Ser O-75 0.12%, 2/1/21 (a)	5,000	5,000
Rib Floater Credit Enhanced Trust, NJ, New Jersey Health Care Facilities Financing Authority University Hospital Ser 2013A BANs Trust Receipts Ser 2013 FR-14WE 0.17%, 7/3/17 (a)	5,000	5,000
	Face Amount (000)	Value (000)
Wells Fargo Stage Trust, UT, Riverton IHC Health Services, Inc. Ser 2012 A Stage Trust Ser 2012-33C 0.12%, 5/15/39 (a)	$2,000	$2,000
		103,975
Put Option Bonds (13.7%)
Deutsche Bank SPEARS, ND, North Dakota Housing Finance Agency Home Mortgage 2012 Ser A SPEARS Ser DBE-1119 0.27%, 7/1/34 (a)(b)	2,795	2,795
Illinois Finance Authority, Advocate Health Care Window Ser 2011 B 0.24%, 4/1/51 (b)	1,400	1,400
JP Morgan Chase & Co., NY, Battery Park City Authority Junior Ser C PUTTERs Ser 4410 0.17%, 8/1/18 (a)(b)	2,000	2,000
Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-1 0.27%, 2/1/46 (b)	1,000	1,000
Catholic Health Initiatives Window Ser 2011 B-3 0.27%, 2/1/46 (b)	1,300	1,300
New York Liberty Development Corporation, NY, 3 World Trade Center Ser 2011 A-1 0.15%, 12/1/49 (a)(b)	4,000	4,000
Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2010 B 0.24%, 11/1/34 (b)	2,970	2,970
Sentara Healthcare Window Ser 2010 C 0.24%, 11/1/34 (b)	2,970	2,970
Sentara Healthcare Window Ser 2012 A 0.20%, 11/1/34 (b)	1,045	1,045
Orlando Utilities Commission, FL, Utility System Window Ser 2011 A 0.23%, 10/1/27 (b)	1,000	1,000
Polk County Industrial Development Authority, FL, BayCare Health System Window Ser 2014 A-1 0.20%, 11/15/44 (b)	1,000	1,000
Suffolk Economic Development Authority, VA, Sentara Healthcare Ser 2008 Eagle #20130014 Class A 0.14%, 11/1/35 (a)(b)	1,045	1,045
University of Massachusetts Building Authority, Commonwealth Guaranteed Window Senior Ser 2011-2 0.21%, 11/1/34 (b)	1,200	1,200
		23,725
Municipal Bonds & Notes (8.1%)
California, Ser 2013-14 A-2 RANs 2.00%, 6/23/14	2,000	2,005
Dayton City School District, OH, School Facilities Construction & Improvement Ser 2013 B Notes 1.25%, 10/15/14	1,000	1,004
Harris County Cultural Education Facilities Finance Corporation, TX, Methodist Hospital System Ser 2009 4.00%, 6/1/14	1,000	1,003
Hazard, KY, Appalachian Regional Healthcare Ser 2013 BANs 1.00%, 12/1/14	500	501

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Portfolio of Investments (cont'd)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Kentucky Rural Water Finance Corporation, Public Projects Construction Notes Ser D-2013-1 1.00%, 9/1/14	$250	$251
Massachusetts Bay Transportation Authority, MA, Assessment Ser 2004 A 5.00%, 7/1/25	650	655
Pikeville, KY, Hospital Improvement Pikeville Medical Center, Inc. Expansion 1.00%, 3/1/15	1,000	1,006
Texas, Ser 2013 TRANs 2.00%, 8/28/14	5,000	5,029
Troy Enlarged City School District, NY, Ser 2013 BANs 1.25%, 7/15/14	565	566
University of Massachusetts Building Authority, Ser 2009-1 4.00%, 5/1/14	725	725
University of Texas Regents,
Financing System Ser 2012 A 4.00%, 8/15/14	600	607
Permanent University Fund Ser 2004 B 5.00%, 7/1/26	405	408
Wisconsin Rural Water Construction Loan Program Commission, Ser 2013 BANs 1.00%, 9/1/14	250	251
		14,011
Daily Variable Rate Bonds (7.2%)
New York City, NY,
Fiscal 2008 Ser J Subser J-3 0.08%, 8/1/23	3,900	3,900
Fiscal 2012 Subser G-6 0.09%, 4/1/42	4,800	4,800
Fiscal 2013 Subser A-3 0.06%, 10/1/40	3,800	3,800
		12,500
Commercial Paper (c) (6.3%)
Harris County Metropolitan Transit Authority, TX, Sales & Use Tax Ser A-1 0.08%, 5/9/14	2,000	2,000
North Texas Tollway Authority, TX, Ser 2009 D 0.08%, 6/6/14 - 6/9/14	2,000	2,000
San Antonio, TX,
Electric & Gas Systems Ser B 0.12%, 6/30/14	2,000	2,000
Water System Ser 2012 A 0.07%, 5/6/14	5,000	5,000
		11,000
Closed-End Investment Companies (5.2%)
Nuveen AMT-Free Municipal Income Fund, VRDP Ser 1 0.21%, 6/1/40 (a)	4,000	4,000
	Face Amount (000)	Value (000)
Nuveen New York AMT-Free Municipal Income Fund, VRDP Ser 4 0.20%, 6/1/40 (a)	$5,000	$5,000
		9,000
Total Investments (100.5%) (Cost $174,211)		174,211
Liabilities in Excess of Other Assets (-0.5%)		(816)
Net Assets (100.0%)		$173,395

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2014.

(c)  The rates shown are the effective yields at the date of purchase.

BANs  Bond Anticipation Notes.

PUTTERS  Puttable Tax-Exempt Receipts.

RANs  Revenue Anticipation Notes.

TRANs  Tax and Revenue Anticipation Notes.

TRs  Trust Receipts.

VRDP  Variable Rate Demand Preferred.

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	59.7%
Put Option Bonds	13.6
Municipal Bonds & Notes	8.0
Daily Variable Rate Bonds	7.2
Commercial Paper	6.3
Closed-End Investment Companies	5.2
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Portfolio of Investments (cont'd)

Tax-Exempt Portfolio

Summary of Tax-Exempt Instruments by State/Territory

State/Territory	Value (000)	Percent of Net Assets
Texas	$36,947	21.3%
New York	32,466	18.7
Alabama	16,285	9.4
Massachusetts	12,405	7.2
Florida	12,000	6.9
District of Columbia	9,780	5.6
Virginia	8,030	4.6
Georgia	7,985	4.6
California	6,205	3.6
Utah	5,900	3.4
Arizona	5,000	2.9
New Jersey	5,000	2.9
Kentucky	4,058	2.3
Colorado	3,400	2.0
North Carolina	3,300	1.9
North Dakota	2,795	1.6
Illinois	1,400	0.8
Ohio	1,004	0.6
Wisconsin	251	0.2
	$174,211	100.5%

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Statements of Assets and Liabilities (unaudited)

	Money Market Portfolio (000)		Prime Portfolio (000)		Government Portfolio (000)	Government Securities Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$2,392,606		$22,897,461		$27,466,006	$66,958
Total Investments in Securities, at Value(1)	2,392,606		22,897,461		27,466,006	66,958
Cash	50,901		262,871		851,051	2,471
Interest Receivable	1,339		5,812		3,641	—
Receivable for Portfolio Shares Sold	—		—	@	—	—
Due from Adviser	—		—		—	15
Other Assets	139		1,014		1,195	62
Total Assets	2,444,985		23,167,158		28,321,893	69,506
Liabilities:
Payable for Advisory Fees	190		1,936		—	—
Payable for Administration Fees	103		972		657	—
Dividends Declared	47		591		475	—	@
Payable for Custodian Fees	23		107		108	2
Payable for Professional Fees	30		27		31	30
Payable for Portfolio Shares Redeemed	2		1		7	—
Payable for Administration Plan Fees — Institutional Select Class	—	@	3		—	—
Payable for Administration Plan Fees — Investor Class	—	@	—	@	—	—
Payable for Administration Plan Fees — Administrative Class	—	@	—	@	—	—
Payable for Service and Shareholder Administration Plan Fees — Advisory Class	1		2		—	—
Payable for Distribution Plan and Shareholder Service Plan Fees — Participant Class	—	@	—	@	—	—
Payable for Distribution Plan and Shareholder Service Plan Fees — Cash Management Class	2		—	@	—	—
Payable for Transfer Agent Fees	—		—		—	1
Other Liabilities	91		456		248	18
Total Liabilities	489		4,095		1,526	51
Net Assets	$2,444,496		$23,163,063		$28,320,367	$69,455
Net Assets Consist of:
Paid-in-Capital	$2,444,527		$23,163,158		$28,320,471	$69,463
Undistributed Net Investment Income (Loss)	66		(250)		(136)	(8)
Accumulated Net Realized Gain (Loss)	(97)		155		32	—	@
Net Assets	$2,444,496		$23,163,063		$28,320,367	$69,455
(1) Including: Repurchase Agreements, at Value	$701,500		$8,771,300		$20,586,000	$—

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Statements of Assets and Liabilities (unaudited) (cont'd)

	Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$2,401,259	$23,021,231	$27,450,521	$64,326
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	2,401,241,507	23,020,780,463	27,450,146,546	64,313,813
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
INSTITUTIONAL SELECT CLASS:
Net Assets	$50	$84,316	$405,192	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	50,003	84,313,392	405,190,506	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
INVESTOR CLASS:
Net Assets	$118	$610	$79,445	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	118,067	609,471	79,436,690	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
ADMINISTRATIVE CLASS:
Net Assets	$50	$6,000	$17,301	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	50,000	5,999,718	17,300,406	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
ADVISORY CLASS:
Net Assets	$10,533	$39,093	$260,211	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	10,533,176	39,091,680	260,207,631	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
PARTICIPANT CLASS:
Net Assets	$2,777	$2,970	$50	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	2,777,263	2,969,940	50,000	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
CASH MANAGEMENT CLASS:
Net Assets	$29,709	$8,843	$107,647	$4,879
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	29,708,133	8,843,363	107,647,100	4,878,245
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Statements of Assets and Liabilities (unaudited)

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$8,529,726	$4,852,885	$174,211
Total Investments in Securities, at Value(1)	8,529,726	4,852,885	174,211
Cash	66,263	6,453	3
Interest Receivable	4,957	4,333	181
Due from Adviser	—	—	2
Other Assets	427	142	87
Total Assets	8,601,373	4,863,813	174,484
Liabilities:
Payable for Investments Purchased	—	284,998	1,000
Payable for Administration Fees	152	98	1
Dividends Declared	135	15	—	@
Payable for Professional Fees	25	26	28
Payable for Custodian Fees	51	10	5
Payable for Transfer Agent Fees	—	1	1
Payable for Portfolio Shares Redeemed	— @	—	—
Other Liabilities	138	34	54
Total Liabilities	501	285,182	1,089
Net Assets	$8,600,872	$4,578,631	$173,395
Net Assets Consist of:
Paid-in-Capital	$8,601,058	$4,578,677	$173,422
Undistributed Net Investment Income (Loss)	(100)	2	2
Accumulated Net Realized Loss	(86)	(48)	(29)
Net Assets	$8,600,872	$4,578,631	$173,395
(1) Including: Repurchase Agreements, at Value	$7,187,000	$—	$—

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Statements of Assets and Liabilities (unaudited) (cont'd)

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$7,760,799	$4,414,899	$123,175
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	7,760,811,375	4,414,929,999	123,071,868
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
INSTITUTIONAL SELECT CLASS:
Net Assets	$375,039	$20,348	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	375,042,410	20,348,106	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
INVESTOR CLASS:
Net Assets	$99,354	$50	$55
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	99,354,209	50,000	54,380
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
ADMINISTRATIVE CLASS:
Net Assets	$50	$50	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	50,067	50,000	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
ADVISORY CLASS:
Net Assets	$270,560	$5,033	$7,599
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	270,559,498	5,033,075	7,598,779
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
PARTICIPANT CLASS:
Net Assets	$76	$50	$13,229
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	75,947	50,000	13,227,333
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
CASH MANAGEMENT CLASS:
Net Assets	$94,994	$138,201	$29,237
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	94,991,034	138,203,162	29,164,828
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Statements of Operations (unaudited)

	Money Market Portfolio (000)		Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
Investment Income:
Interest	$2,624		$24,568	$10,003	$14
Expenses:
Advisory Fees (Note B)	1,810		17,755	18,311	52
Administration Fees (Note C)	603		5,918	6,104	17
Custodian Fees (Note F)	62		317	316	3
Registration and Filing Fees	52		185	320	42
Trustees' Fees and Expenses	27		260	248	1
Professional Fees	40		36	40	41
Transfer Agency Fees (Note E)	15		27	22	7
Shareholder Reporting Fees	5		34	25	1
Pricing Fees	15		19	17	11
Administration Plan Fees — Institutional Select Class (Note D)	—	@	29	103	—	@
Administration Plan Fees — Investor Class (Note D)	1		— @	41	—	@
Administration Plan Fees — Administrative Class (Note D)	—	@	4	13	—	@
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	8		49	336	—	@
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	10		12	— @	—	@
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	23		8	41	4
Other Expenses	32		241	195	17
Total Expenses	2,703		24,894	26,132	196
Waiver of Advisory Fees (Note B)	(731)		(5,854)	(18,303)	(52)
Waiver of Administration Fees (Note C)	—		—	(2,175)	(17)
Expenses Reimbursed by Adviser (Note B)	—		—	—	(112)
Waiver of Administration Plan Fees — Institutional Select Class (Note D)	(—	@)	(8)	(103)	(—	@)
Waiver of Administration Plan Fees — Investor Class (Note D)	(—	@)	(— @)	(41)	(—	@)
Waiver of Administration Plan Fees — Administrative Class (Note D)	(—	@)	(3)	(13)	(—	@)
Waiver of Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	(6)		(42)	(336)	(—	@)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	(9)		(11)	(— @)	(—	@)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	(16)		(6)	(41)	(4)
Net Expenses	1,941		18,970	5,120	11
Net Investment Income	683		5,598	4,883	3
Realized Gain:
Investments Sold	—	@	155	32	—	@
Net Increase in Net Assets Resulting from Operations	$683		$5,753	$4,915	$3

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Statements of Operations (unaudited)

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
Investment Income:
Interest	$2,671	$895	$89
Dividends from Securities of Affiliated Issuers	—	—	—	@
Total Investment Income	2,671	895	89
Expenses:
Advisory Fees (Note B)	6,638	3,120	155
Administration Fees (Note C)	2,213	1,040	52
Registration and Filing Fees	105	53	47
Custodian Fees (Note F)	134	46	3
Trustees' Fees and Expenses	102	38	3
Professional Fees	34	35	39
Transfer Agency Fees (Note E)	16	12	7
Pricing Fees	13	12	—	@
Shareholder Reporting Fees	10	4	4
Administration Plan Fees — Institutional Select Class (Note D)	85	3	—	@
Administration Plan Fees — Investor Class (Note D)	14	— @	—	@
Administration Plan Fees — Administrative Class (Note D)	— @	— @	—	@
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	257	2	9
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	— @	1	32
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	78	106	22
Other Expenses	102	49	19
Total Expenses	9,801	4,521	392
Waiver of Advisory Fees (Note B)	(6,638)	(3,119)	(153)
Waiver of Administration Fees (Note C)	(1,387)	(578)	(51)
Expenses Reimbursed by Adviser (Note B)	—	(25)	(45)
Waiver of Administration Plan Fees — Institutional Select Class (Note D)	(85)	(3)	(—	@)
Waiver of Administration Plan Fees — Investor Class (Note D)	(14)	(— @)	(—	@)
Waiver of Administration Plan Fees — Administrative Class (Note D)	(— @)	(— @)	(—	@)
Waiver of Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	(257)	(2)	(9)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	(— @)	(1)	(32)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	(78)	(106)	(22)
Rebate from Morgan Stanley Affiliate (Note H)	—	—	(1)
Net Expenses	1,342	687	79
Net Investment Income	1,329	208	10
Realized Gain (Loss):
Investments Sold	5	(20)	—
Net Increase in Net Assets Resulting from Operations	$1,334	$188	$10

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Statements of Changes in Net Assets

	Money Market Portfolio		Prime Portfolio
	Six Months Ended April 30, 2014 (unaudited) (000)	Year Ended October 31, 2013 (000)	Six Months Ended April 30, 2014 (unaudited) (000)	Year Ended October 31, 2013 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$683	$2,990	$5,598	$21,289
Net Realized Gain	— @	7	155	7
Net Increase in Net Assets Resulting from Operations	683	2,997	5,753	21,296
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(681)	(2,970)	(5,589)	(21,105)
Institutional Select Class:
Net Investment Income	(— @)	(14)	(6)	(176)
Investor Class:
Net Investment Income	(— @)	(— @)	(— @)	(— @)
Administrative Class:
Net Investment Income	(— @)	(— @)	(— @)	(— @)
Advisory Class:
Net Investment Income	(— @)	(— @)	(2)	(7)
Participant Class:
Net Investment Income	(— @)	(— @)	(— @)	(1)
Cash Management Class:
Net Investment Income	(2)	(6)	(1)	(— @)
Total Distributions	(683)	(2,990)	(5,598)	(21,289)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	13,920,423	36,150,714	177,757,229	263,685,304
Distributions Reinvested	470	1,709	2,871	11,141
Redeemed	(14,006,971)	(36,930,228)	(179,915,417)	(258,962,594)
Institutional Select Class:
Subscribed	250	100,000	196,249	2,429,463
Distributions Reinvested	—	9	5	101
Redeemed	(300)	(125,012)	(337,436)	(2,705,687)
Investor Class:
Subscribed	3,543	6,225	— @	5,000
Distributions Reinvested	— @	— @	—	— @
Redeemed	(5,300)	(5,642)	—	(5,000)
Administrative Class:
Subscribed	—	—	10,729	9,643
Distributions Reinvested	—	—	— @	— @
Redeemed	(50)	—	(12,550)	(1,892)
Advisory Class:
Subscribed	11,467	6,044	131,567	593,101
Distributions Reinvested	— @	— @	1	7
Redeemed	(3,185)	(4,184)	(125,266)	(571,532)
Participant Class:
Subscribed	6,692	13,951	7	10,531
Distributions Reinvested	—	—	— @	1
Redeemed	(8,470)	(9,977)	(3,356)	(5,982)
Cash Management Class:
Subscribed	5,130	220,486	25,652	10,995
Distributions Reinvested	2	5	1	— @
Redeemed	(5,273)	(270,039)	(18,640)	(10,658)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(81,572)	(845,939)	(2,288,354)	4,491,942
Total Increase (Decrease) in Net Assets	(81,572)	(845,932)	(2,288,199)	4,491,949
Net Assets:
Beginning of Period	2,526,068	3,372,000	25,451,262	20,959,313
End of Period	$2,444,496	$2,526,068	$23,163,063	$25,451,262
Undistributed Net Investment Income (Loss) Included in End of Period Net Assets	$66	$66	$(250)	$(250)

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Statements of Changes in Net Assets (cont'd)

	Money Market Portfolio		Prime Portfolio
	Six Months Ended April 30, 2014 (unaudited) (000)	Year Ended October 31, 2013 (000)	Six Months Ended April 30, 2014 (unaudited) (000)	Year Ended October 31, 2013 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	13,920,423	36,150,714	177,757,229	263,685,304
Shares Issued on Distributions Reinvested	470	1,709	2,871	11,141
Shares Redeemed	(14,006,971)	(36,930,228)	(179,915,417)	(258,962,594)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(86,078)	(777,805)	(2,155,317)	4,733,851
Institutional Select Class:
Shares Subscribed	250	100,000	196,249	2,429,463
Shares Issued on Distributions Reinvested	—	9	5	101
Shares Redeemed	(300)	(125,012)	(337,436)	(2,705,687)
Net Decrease in Institutional Select Class Shares Outstanding	(50)	(25,003)	(141,182)	(276,123)
Investor Class:
Shares Subscribed	3,543	6,225	— @@	5,000
Shares Issued on Distributions Reinvested	— @@	— @@	—	— @@
Shares Redeemed	(5,300)	(5,642)	—	(5,000)
Net Increase (Decrease) in Investor Class Shares Outstanding	(1,757)	583	—	—
Administrative Class:
Shares Subscribed	—	—	10,729	9,643
Shares Issued on Distributions Reinvested	—	—	— @@	— @@
Shares Redeemed	(50)	—	(12,550)	(1,892)
Net Increase (Decrease) in Administrative Class Shares Outstanding	(50)	—	(1,821)	7,751
Advisory Class:
Shares Subscribed	11,467	6,044	131,567	593,101
Shares Issued on Distributions Reinvested	— @@	— @@	1	7
Shares Redeemed	(3,185)	(4,184)	(125,266)	(571,532)
Net Increase in Advisory Class Shares Outstanding	8,282	1,860	6,302	21,576
Participant Class:
Shares Subscribed	6,692	13,951	7	10,531
Shares Issued on Distributions Reinvested	—	—	— @@	1
Shares Redeemed	(8,470)	(9,977)	(3,356)	(5,982)
Net Increase (Decrease) in Participant Class Shares Outstanding	(1,778)	3,974	(3,349)	4,550
Cash Management Class:
Shares Subscribed	5,130	220,486	25,652	10,995
Shares Issued on Distributions Reinvested	2	5	1	— @@
Shares Redeemed	(5,273)	(270,039)	(18,640)	(10,658)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(141)	(49,548)	7,013	337

@    Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Statements of Changes in Net Assets

	Government Portfolio		Government Securities Portfolio
	Six Months Ended April 30, 2014 (unaudited) (000)	Year Ended October 31, 2013 (000)	Six Months Ended April 30, 2014 (unaudited) (000)	Year Ended October 31, 2013 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$4,883	$8,678	$3	$21
Net Realized Gain	32	9	— @	9
Net Increase in Net Assets Resulting from Operations	4,915	8,687	3	30
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(4,716)	(8,409)	(3)	(20)
Institutional Select Class:
Net Investment Income	(82)	(134)	(— @)	(— @)
Investor Class:
Net Investment Income	(17)	(10)	(— @)	(— @)
Administrative Class:
Net Investment Income	(3)	(8)	(— @)	(— @)
Advisory Class:
Net Investment Income	(54)	(108)	(— @)	(— @)
Participant Class:
Net Investment Income	(— @)	(— @)	(— @)	(— @)
Cash Management Class:
Net Investment Income	(11)	(9)	(— @)	(1)
Total Distributions	(4,883)	(8,678)	(3)	(21)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	111,258,758	152,378,015	10,922	605,392
Distributions Reinvested	2,098	4,138	3	15
Redeemed	(105,502,814)	(143,264,575)	(11,286)	(771,060)
Institutional Select Class:
Subscribed	3,812,178	5,449,308	—	50,000
Distributions Reinvested	42	70	—	—
Redeemed	(3,677,545)	(5,351,443)	(50)	(50,000)
Investor Class:
Subscribed	189,958	100,092	—	—
Distributions Reinvested	17	10	—	—
Redeemed	(161,108)	(60,419)	(50)	—
Administrative Class:
Subscribed	632	—	—	—
Distributions Reinvested	3	8	—	—
Redeemed	(632)	(776)	(50)	—
Advisory Class:
Subscribed	119,276	402,844	—	—
Distributions Reinvested	36	71	—	—
Redeemed	(165,073)	(318,386)	(50)	—
Participant Class:
Redeemed	(50)	—	(50)	—
Cash Management Class:
Subscribed	105,186	111,900	—	19,813
Distributions Reinvested	11	7	— @	1
Redeemed	(50,498)	(61,723)	(1,032)	(27,644)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	5,930,475	9,389,141	(1,643)	(173,483)
Total Increase (Decrease) in Net Assets	5,930,507	9,389,150	(1,643)	(173,474)
Net Assets:
Beginning of Period	22,389,860	13,000,710	71,098	244,572
End of Period	$28,320,367	$22,389,860	$69,455	$71,098
Undistributed Net Investment Loss Included in End of Period Net Assets	$(136)	$(136)	$(8)	$(8)

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Statements of Changes in Net Assets (cont'd)

	Government Portfolio		Government Securities Portfolio
	Six Months Ended April 30, 2014 (unaudited) (000)	Year Ended October 31, 2013 (000)	Six Months Ended April 30, 2014 (unaudited) (000)	Year Ended October 31, 2013 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	111,258,758	152,378,015	10,922	605,392
Shares Issued on Distributions Reinvested	2,098	4,138	3	15
Shares Redeemed	(105,502,814)	(143,264,575)	(11,286)	(771,060)
Net Increase (Decrease) in Institutional Class Shares Outstanding	5,758,042	9,117,578	(361)	(165,653)
Institutional Select Class:
Shares Subscribed	3,812,178	5,449,308	—	50,000
Shares Issued on Distributions Reinvested	42	70	—	—
Shares Redeemed	(3,677,545)	(5,351,443)	(50)	(50,000)
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	134,675	97,935	(50)	—
Investor Class:
Shares Subscribed	189,958	100,092	—	—
Shares Issued on Distributions Reinvested	17	10	—	—
Shares Redeemed	(161,108)	(60,419)	(50)	—
Net Increase (Decrease) in Investor Class Shares Outstanding	28,867	39,683	(50)	—
Administrative Class:
Shares Subscribed	632	—	—	—
Shares Issued on Distributions Reinvested	3	8	—	—
Shares Redeemed	(632)	(776)	(50)	—
Net Increase (Decrease) in Administrative Class Shares Outstanding	3	(768)	(50)	—
Advisory Class:
Shares Subscribed	119,276	402,844	—	—
Shares Issued on Distributions Reinvested	36	71	—	—
Shares Redeemed	(165,073)	(318,386)	(50)	—
Net Increase (Decrease) in Advisory Class Shares Outstanding	(45,761)	84,529	(50)	—
Participant Class:
Shares Redeemed	(50)	—	(50)	—
Net Decrease in Participant Class Shares Outstanding	(50)	—	(50)	—
Cash Management Class:
Shares Subscribed	105,186	111,900	—	19,813
Shares Issued on Distributions Reinvested	11	7	— @@	1
Shares Redeemed	(50,498)	(61,723)	(1,032)	(27,644)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	54,699	50,184	(1,032)	(7,830)

@    Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Statements of Changes in Net Assets

	Treasury Portfolio		Treasury Securities Portfolio
	Six Months Ended April 30, 2014 (unaudited) (000)	Year Ended October 31, 2013 (000)	Six Months Ended April 30, 2014 (unaudited) (000)	Year Ended October 31, 2013 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,329	$2,455	$208	$316
Net Realized Gain (Loss)	5	(92)	(20)	(28)
Net Increase in Net Assets Resulting from Operations	1,334	2,363	188	288
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(1,227)	(2,246)	(200)	(300)
Institutional Select Class:
Net Investment Income	(51)	(62)	(1)	(— @)
Investor Class:
Net Investment Income	(4)	(1)	(— @)	(— @)
Administrative Class:
Net Investment Income	(— @)	(— @)	(— @)	(— @)
Advisory Class:
Net Investment Income	(31)	(59)	(— @)	(— @)
Participant Class:
Net Investment Income	(— @)	(— @)	(— @)	(— @)
Cash Management Class:
Net Investment Income	(16)	(87)	(7)	(16)
Total Distributions	(1,329)	(2,455)	(208)	(316)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	36,651,843	59,298,074	9,033,571	19,262,881
Distributions Reinvested	442	952	121	233
Redeemed	(36,871,481)	(57,458,684)	(7,990,479)	(18,902,195)
Institutional Select Class:
Subscribed	272,980	1,011,326	19,225	2,143
Distributions Reinvested	16	31	1	— @
Redeemed	(221,513)	(730,365)	(50)	(1,071)
Investor Class:
Subscribed	99,300	8,500	—	40,000
Distributions Reinvested	4	— @	—	— @
Redeemed	(50)	(8,500)	(50)	(40,083)
Administrative Class:
Subscribed	—	50	—	—
Distributions Reinvested	—	— @	—	—
Redeemed	—	(1,863)	(50)	—
Advisory Class:
Subscribed	800,968	1,507,952	4,983	—
Distributions Reinvested	1	1	— @	—
Redeemed	(818,104)	(1,441,689)	(50)	—
Participant Class:
Subscribed	181	103	35,676	—
Distributions Reinvested	— @	— @	— @	—
Redeemed	(210)	(135)	(35,726)	—
Cash Management Class:
Subscribed	34,977	521,102	51,553	297,324
Distributions Reinvested	16	77	7	15
Redeemed	(44,163)	(836,563)	(63,249)	(316,591)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(94,793)	1,870,369	1,055,483	342,656
Total Increase (Decrease) in Net Assets	(94,788)	1,870,277	1,055,463	342,628
Net Assets:
Beginning of Period	8,695,660	6,825,383	3,523,168	3,180,540
End of Period	$8,600,872	$8,695,660	$4,578,631	$3,523,168
Undistributed Net Investment Income (Loss) Included in End of Period Net Assets	$(100)	$(100)	$2	$2

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Statements of Changes in Net Assets (cont'd)

	Treasury Portfolio		Treasury Securities Portfolio
	Six Months Ended April 30, 2014 (unaudited) (000)	Year Ended October 31, 2013 (000)	Six Months Ended April 30, 2014 (unaudited) (000)	Year Ended October 31, 2013 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	36,651,843	59,298,074	9,033,571	19,262,881
Shares Issued on Distributions Reinvested	442	952	121	233
Shares Redeemed	(36,871,481)	(57,458,684)	(7,990,479)	(18,902,195)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(219,196)	1,840,342	1,043,213	360,919
Institutional Select Class:
Shares Subscribed	272,980	1,011,326	19,225	2,143
Shares Issued on Distributions Reinvested	16	31	1	— @@
Shares Redeemed	(221,513)	(730,365)	(50)	(1,071)
Net Increase in Institutional Select Class Shares Outstanding	51,483	280,992	19,176	1,072
Investor Class:
Shares Subscribed	99,300	8,500	—	40,000
Shares Issued on Distributions Reinvested	4	— @@	—	— @@
Shares Redeemed	(50)	(8,500)	(50)	(40,083)
Net Increase (Decrease) in Investor Class Shares Outstanding	99,254	—	(50)	(83)
Administrative Class:
Shares Subscribed	—	50	—	—
Shares Issued on Distributions Reinvested	—	— @@	—	—
Shares Redeemed	—	(1,863)	(50)	—
Net Decrease in Administrative Class Shares Outstanding	—	(1,813)	(50)	—
Advisory Class:
Shares Subscribed	800,968	1,507,952	4,983	—
Shares Issued on Distributions Reinvested	1	1	— @@	—
Shares Redeemed	(818,104)	(1,441,689)	(50)	—
Net Increase (Decrease) in Advisory Class Shares Outstanding	(17,135)	66,264	4,933	—
Participant Class:
Shares Subscribed	181	103	35,676	—
Shares Issued on Distributions Reinvested	— @@	— @@	— @@	—
Shares Redeemed	(210)	(135)	(35,726)	—
Net Decrease in Participant Class Shares Outstanding	(29)	(32)	(50)	—
Cash Management Class:
Shares Subscribed	34,977	521,102	51,553	297,324
Shares Issued on Distributions Reinvested	16	77	7	15
Shares Redeemed	(44,163)	(836,563)	(63,249)	(316,591)
Net Decrease in Cash Management Class Shares Outstanding	(9,170)	(315,384)	(11,689)	(19,252)

@    Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Statements of Changes in Net Assets

	Tax-Exempt Portfolio
	Six Months Ended April 30, 2014 (unaudited) (000)	Year Ended October 31, 2013 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$10	$87
Net Realized Loss	—	(— @)
Net Increase in Net Assets Resulting from Operations	10	87
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(8)	(51)
Institutional Select Class:
Net Investment Income	(— @)	(— @)
Investor Class:
Net Investment Income	(— @)	(— @)
Administrative Class:
Net Investment Income	(— @)	(— @)
Advisory Class:
Net Investment Income	(— @)	(1)
Participant Class:
Net Investment Income	(1)	(1)
Cash Management Class:
Net Investment Income	(1)	(34)
Total Distributions	(10)	(87)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	150,361	1,400,508
Distributions Reinvested	7	42
Redeemed	(186,194)	(1,823,518)
Institutional Select Class:
Redeemed	(50)	—
Investor Class:
Redeemed	(50)	—
Administrative Class:
Redeemed	(50)	—
Advisory Class:
Subscribed	1,216	2,319
Distributions Reinvested	— @	1
Redeemed	(1,212)	(2,364)
Participant Class:
Subscribed	1,109	1,934
Distributions Reinvested	1	1
Redeemed	(1,074)	(2,869)
Cash Management Class:
Subscribed	2,637	1,046,033
Distributions Reinvested	1	31
Redeemed	(6,105)	(1,664,182)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(39,403)	(1,042,064)
Total Decrease in Net Assets	(39,403)	(1,042,064)
Net Assets:
Beginning of Period	212,798	1,254,862
End of Period	$173,395	$212,798
Undistributed Net Investment Income Included in End of Period Net Assets	$2	$2

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Statements of Changes in Net Assets (cont'd)

	Tax-Exempt Portfolio
	Six Months Ended April 30, 2014 (unaudited) (000)	Year Ended October 31, 2013 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	150,361	1,400,508
Shares Issued on Distributions Reinvested	7	42
Shares Redeemed	(186,194)	(1,823,518)
Net Decrease in Institutional Class Shares Outstanding	(35,826)	(422,968)
Institutional Select Class:
Shares Redeemed	(50)	—
Net Decrease in Institutional Select Class Shares Outstanding	(50)	—
Investor Class:
Shares Redeemed	(50)	—
Net Decrease in Investor Class Shares Outstanding	(50)	—
Administrative Class:
Shares Redeemed	(50)	—
Net Decrease in Administrative Class Shares Outstanding	(50)	—
Advisory Class:
Shares Subscribed	1,216	2,319
Shares Issued on Distributions Reinvested	— @@	1
Shares Redeemed	(1,212)	(2,364)
Net Increase (Decrease) in Advisory Class Shares Outstanding	4	(44)
Participant Class:
Shares Subscribed	1,109	1,934
Shares Issued on Distributions Reinvested	1	1
Shares Redeemed	(1,074)	(2,869)
Net Increase (Decrease) in Participant Class Shares Outstanding	36	(934)
Cash Management Class:
Shares Subscribed	2,637	1,046,033
Shares Issued on Distributions Reinvested	1	31
Shares Redeemed	(6,105)	(1,664,182)
Net Decrease in Cash Management Class Shares Outstanding	(3,467)	(618,118)

@    Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions from Net Investment Income		Net Asset Value, End of Period	Total Return
Money Market Portfolio:
Institutional Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.03	%‡
Year Ended 10/31/13	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.10%
Year Ended 10/31/12	1.000	0.002	††	(0.000	)^	(0.002)		1.000	0.17%
Year Ended 10/31/11	1.000	0.002	††	(0.000	)^	(0.002)		1.000	0.15%
Year Ended 10/31/10	1.000	0.002	††	0.000	^	(0.002)		1.000	0.18	%^^
Year Ended 10/31/09	1.000	0.005		(0.000	)^	(0.005)		1.000	0.53	%^^
Institutional Select Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.01	%‡
Year Ended 10/31/13	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.05%
Year Ended 10/31/12	1.000	0.001	††	0.000	^	(0.001)		1.000	0.12%
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.10%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)		1.000	0.13	%^^
Year Ended 10/31/09	1.000	0.005		(0.000	)^	(0.005)		1.000	0.48	%^^
Investor Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.00	%‡§
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Year Ended 10/31/12	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.07%
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.06%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)		1.000	0.08	%^^
Year Ended 10/31/09	1.000	0.004		(0.000	)^	(0.004)		1.000	0.43	%^^
Administrative Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.00	%‡§
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.04	%^^
Year Ended 10/31/09	1.000	0.004		(0.000	)^	(0.004)		1.000	0.38	%^^
Advisory Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.00	%‡§
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01	%^^
Year Ended 10/31/09	1.000	0.003		(0.000	)^	(0.003)		1.000	0.31	%^^
Participant Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.00	%‡§
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	(0.000	)††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01	%^^
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)		1.000	0.21	%^^
Cash Management Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.00	%‡§
Year Ended 10/31/13	1.000	(0.000	)††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.03%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.03	%^^
Year Ended 10/31/09	1.000	0.003		(0.000	)^	(0.003)		1.000	0.28	%^^
The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Money Market Portfolio:
Institutional Class
Six Months Ended 4/30/14 (unaudited)	$2,401,259	0.16	%*R	N/A		0.22	%*R	0.06	%*R	0.00	%*R§
Year Ended 10/31/13	2,487,337	0.16	%R	N/A		0.22	%R	0.11	%R	0.05	%R
Year Ended 10/31/12	3,265,136	0.16	%R	N/A		0.22	%R	0.17	%R	0.11	%R
Year Ended 10/31/11	2,262,272	0.16	%R	N/A		0.22	%R	0.15	%R	0.09	%R
Year Ended 10/31/10	3,069,495	0.16	%R	N/A		0.22	%R	0.16	%R	0.10	%R
Year Ended 10/31/09	4,438,771	0.22%		0.16%		0.27%		0.56%		0.51%
Institutional Select Class
Six Months Ended 4/30/14 (unaudited)	$50	0.20	%*R†	N/A		0.27	%*R	0.02	%*R	(0.05	)%*R
Year Ended 10/31/13	100	0.21	%R	N/A		0.27	%R	0.06	%R	0.00	%R§
Year Ended 10/31/12	25,102	0.21	%R	N/A		0.27	%R	0.12	%R	0.06	%R
Year Ended 10/31/11	100	0.21	%R	N/A		0.27	%R	0.10	%R	0.04	%R
Year Ended 10/31/10	100	0.21	%R	N/A		0.27	%R	0.11	%R	0.05	%R
Year Ended 10/31/09	100	0.27%		0.21%		0.33	%†	0.64%		0.58%
Investor Class
Six Months Ended 4/30/14 (unaudited)	$118	0.20	%*R†	N/A		0.32	%*R	0.02	%*R	(0.10	)%*R
Year Ended 10/31/13	1,874	0.25	%R	N/A		0.32	%R	0.02	%R	(0.05	)%R
Year Ended 10/31/12	1,292	0.26	%R	N/A		0.32	%R	0.07	%R	0.01	%R
Year Ended 10/31/11	14,496	0.25	%R†	N/A		0.32	%R	0.06	%R	(0.01	)%R
Year Ended 10/31/10	2,435	0.26	%R	N/A		0.32	%R	0.06	%R	0.00	%R§
Year Ended 10/31/09	1,491	0.32%		0.26%		0.37%		0.34%		0.29%
Administrative Class
Six Months Ended 4/30/14 (unaudited)	$50	0.21	%*R†	N/A		0.37	%*R	0.01	%*R	(0.15	)%*R
Year Ended 10/31/13	100	0.25	%R†	N/A		0.37	%R	0.02	%R	(0.10	)%R
Year Ended 10/31/12	100	0.30	%R†	N/A		0.37	%R	0.03	%R	(0.04	)%R
Year Ended 10/31/11	100	0.28	%R†	N/A		0.37	%R	0.03	%R	(0.06	)%R
Year Ended 10/31/10	100	0.30	%R	N/A		0.37	%R	0.02	%R	(0.05	)%R
Year Ended 10/31/09	100	0.37%		0.30	%†	0.42%		0.39%		0.34%
Advisory Class
Six Months Ended 4/30/14 (unaudited)	$10,533	0.21	%*R†	N/A		0.47	%*R	0.01	%*R	(0.25	)%*R
Year Ended 10/31/13	2,252	0.25	%R†	N/A		0.47	%R	0.02	%R	(0.20	)%R
Year Ended 10/31/12	391	0.31	%R†	N/A		0.47	%R	0.02	%R	(0.14	)%R
Year Ended 10/31/11	289	0.29	%R†	N/A		0.47	%R	0.02	%R	(0.16	)%R
Year Ended 10/31/10	248	0.33	%R	N/A		0.47	%R	(0.01	)%R	(0.15	)%R
Year Ended 10/31/09	274	0.47%		0.40	%†	0.54	%†	0.44%		0.37%
Participant Class
Six Months Ended 4/30/14 (unaudited)	$2,777	0.21	%*R†	N/A		0.72	%*R	0.01	%*R	(0.50	)%*R
Year Ended 10/31/13	4,555	0.24	%R†	N/A		0.72	%R	0.03	%R	(0.45	)%R
Year Ended 10/31/12	581	0.32	%R†	N/A		0.72	%R	0.01	%R	(0.39	)%R
Year Ended 10/31/11	2,065	0.33	%R†	N/A		0.72	%R	(0.02	)%R	(0.41	)%R
Year Ended 10/31/10	5,422	0.34	%R	N/A		0.72	%R	(0.02	)%R	(0.40	)%R
Year Ended 10/31/09	34,092	0.48	%†	0.43	%†	0.76	%†	0.18%		(0.10)%
Cash Management Class
Six Months Ended 4/30/14 (unaudited)	$29,709	0.21	%*R†	N/A		0.37	%*R	0.01	%*R	(0.15	)%*R
Year Ended 10/31/13	29,850	0.27	%R†	N/A		0.37	%R	(0.00	)%R§	(0.10	)%R
Year Ended 10/31/12	79,398	0.30	%R†	N/A		0.37	%R	0.03	%R	(0.04	)%R
Year Ended 10/31/11	78,453	0.28	%R†	N/A		0.37	%R	0.03	%R	(0.06	)%R
Year Ended 10/31/10	128,496	0.30	%R	N/A		0.46	%R	0.02	%R	(0.14	)%R
Year Ended 10/31/09	147,565	0.48	%†	0.40	%†	0.58	%†	0.32%		0.22%

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions from Net Investment Income		Net Asset Value, End of Period	Total Return
Prime Portfolio:
Institutional Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.02	%‡
Year Ended 10/31/13	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.09%
Year Ended 10/31/12	1.000	0.002	††	(0.000	)^	(0.002)		1.000	0.16%
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.12%
Year Ended 10/31/10	1.000	0.002	††	0.000	^	(0.002)		1.000	0.16	%^^
Year Ended 10/31/09	1.000	0.005		0.000	^	(0.005)		1.000	0.45	%^^
Institutional Select Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01	%‡
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.04%
Year Ended 10/31/12	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.11%
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.08%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)		1.000	0.11	%^^
Year Ended 10/31/09	1.000	0.004		0.000	^	(0.004)		1.000	0.40	%^^
Investor Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.00	%‡§
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Year Ended 10/31/12	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.06%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.04%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)		1.000	0.06	%^^
Year Ended 10/31/09	1.000	0.004		0.000	^	(0.004)		1.000	0.35	%^^
Administrative Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.00	%‡§
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.03	%^^
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)		1.000	0.30	%^^
Advisory Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.00	%‡§
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01	%^^
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)		1.000	0.23	%^^
Participant Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.00	%‡§
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01	%^^
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)		1.000	0.15	%^^
Cash Management Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.00	%‡§
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.03	%^^
Year Ended 10/31/09	1.000	0.002		(0.000	)^	(0.002)		1.000	0.21	%^^

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Prime Portfolio:
Institutional Class
Six Months Ended 4/30/14 (unaudited)	$23,021,231	0.16	%*R	N/A		0.21	%*R	0.05	%*R	0.00	%*R§
Year Ended 10/31/13	25,176,395	0.16	%R	N/A		0.21	%R	0.09	%R	0.04	%R
Year Ended 10/31/12	20,442,537	0.16	%R	N/A		0.21	%R	0.16	%R	0.11	%R
Year Ended 10/31/11	11,960,009	0.16	%R	N/A		0.21	%R	0.13	%R	0.08	%R
Year Ended 10/31/10	14,068,183	0.16	%R	N/A		0.21	%R	0.15	%R	0.10	%R
Year Ended 10/31/09	11,996,876	0.21%		0.16%		0.26%		0.47%		0.42%
Institutional Select Class
Six Months Ended 4/30/14 (unaudited)	$84,316	0.20	%*R†	N/A		0.26	%*R	0.01	%*R	(0.05	)%*R
Year Ended 10/31/13	225,497	0.21	%R	N/A		0.26	%R	0.04	%R	(0.01	)%R
Year Ended 10/31/12	501,620	0.21	%R	N/A		0.26	%R	0.11	%R	0.06	%R
Year Ended 10/31/11	197,179	0.21	%R	N/A		0.26	%R	0.08	%R	0.03	%R
Year Ended 10/31/10	157,554	0.21	%R	N/A		0.26	%R	0.10	%R	0.05	%R
Year Ended 10/31/09	19,172	0.26%		0.20	%†	0.32	%†	0.80%		0.74%
Investor Class
Six Months Ended 4/30/14 (unaudited)	$610	0.20	%*R†	N/A		0.31	%*R	0.01	%*R	(0.10	)%*R
Year Ended 10/31/13	610	0.24	%R†	N/A		0.31	%R	0.01	%R	(0.06	)%R
Year Ended 10/31/12	609	0.26	%R	N/A		0.31	%R	0.06	%R	0.01	%R
Year Ended 10/31/11	3,193	0.25	%R†	N/A		0.31	%R	0.04	%R	(0.02	)%R
Year Ended 10/31/10	7,467	0.26	%R	N/A		0.31	%R	0.05	%R	0.00	%§R
Year Ended 10/31/09	6,990	0.31%		0.26%		0.36%		0.55%		0.50%
Administrative Class
Six Months Ended 4/30/14 (unaudited)	$6,000	0.20	%*R†	N/A		0.36	%*R	0.01	%*R	(0.15	)%*R
Year Ended 10/31/13	7,820	0.21	%R†	N/A		0.36	%R	0.04	%R	(0.11	)%R
Year Ended 10/31/12	70	0.30	%R†	N/A		0.36	%R	0.02	%R	(0.04	)%R
Year Ended 10/31/11	100	0.27	%R†	N/A		0.36	%R	0.02	%R	(0.07	)%R
Year Ended 10/31/10	100	0.29	%R	N/A		0.36	%R	0.02	%R	(0.05	)%R
Year Ended 10/31/09	100	0.36%		0.30	%†	0.42	%†	0.85%		0.79%
Advisory Class
Six Months Ended 4/30/14 (unaudited)	$39,093	0.20	%*R†	N/A		0.46	%*R	0.01	%*R	(0.25	)%*R
Year Ended 10/31/13	32,791	0.22	%R†	N/A		0.46	%R	0.03	%R	(0.21	)%R
Year Ended 10/31/12	11,215	0.30	%R†	N/A		0.46	%R	0.02	%R	(0.14	)%R
Year Ended 10/31/11	25,293	0.28	%R†	N/A		0.46	%R	0.01	%R	(0.17	)%R
Year Ended 10/31/10	29,069	0.30	%R	N/A		0.46	%R	0.01	%R	(0.15	)%R
Year Ended 10/31/09	118,342	0.43	%†	0.38	%†	0.51%		0.32%		0.24%
Participant Class
Six Months Ended 4/30/14 (unaudited)	$2,970	0.20	%*R†	N/A		0.71	%*R	0.01	%*R	(0.50	)%*R
Year Ended 10/31/13	6,319	0.23	%R†	N/A		0.71	%R	0.02	%R	(0.46	)%R
Year Ended 10/31/12	1,769	0.30	%R†	N/A		0.71	%R	0.02	%R	(0.39	)%R
Year Ended 10/31/11	5,391	0.27	%R†	N/A		0.71	%R	0.02	%R	(0.42	)%R
Year Ended 10/31/10	4,078	0.30	%R	N/A		0.71	%R	0.01	%R	(0.40	)%R
Year Ended 10/31/09	13,436	0.53	%†	0.47	%†	0.76%		0.17%		(0.06)%
Cash Management Class
Six Months Ended 4/30/14 (unaudited)	$8,843	0.20	%*R†	N/A		0.36	%*R	0.01	%*R	(0.15	)%*R
Year Ended 10/31/13	1,830	0.24	%R†	N/A		0.36	%R	0.01	%R	(0.11	)%R
Year Ended 10/31/12	1,493	0.29	%R†	N/A		0.36	%R	0.03	%R	(0.04	)%R
Year Ended 10/31/11	388	0.26	%R†	N/A		0.36	%R	0.03	%R	(0.07	)%R
Year Ended 10/31/10	1,912	0.34	%R	N/A		0.45	%R	(0.03	)%R	(0.14	)%R
Year Ended 10/31/09	3,533	0.46	%†	0.41	%†	0.56%		0.28%		0.18%

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions from Net Investment Income		Net Asset Value, End of Period	Total Return
Government Portfolio:
Institutional Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.02%‡
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001	)^	1.000	0.06%
Year Ended 10/31/09	1.000	0.003		(0.000	)^	(0.003)		1.000	0.31%
Institutional Select Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.02%‡
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)		1.000	0.26%
Investor Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.02%‡
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	(0.000	)††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)		1.000	0.22%
Administrative Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.02%‡
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)		1.000	0.19%
Advisory Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.02%‡
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)		1.000	0.14%
Participant Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.02%‡
Year Ended 10/31/13	1.000	(0.000	)††^	0.000	^	(0.000	)^	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)		1.000	0.08%
Cash Management Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.02%‡
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)		1.000	0.12%

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Government Portfolio:
Institutional Class
Six Months Ended 4/30/14 (unaudited)	$27,450,521	0.04	%*R	N/A		0.21	%*R	0.04	%*R	(0.13	)%*R
Year Ended 10/31/13	21,692,448	0.08	%R	N/A		0.21	%R	0.04	%R	(0.09	)%R
Year Ended 10/31/12	12,574,861	0.12	%R	N/A		0.21	%R	0.05	%R	(0.04	)%R
Year Ended 10/31/11	5,781,753	0.14	%R	N/A		0.22	%R	0.03	%R	(0.05	)%R
Year Ended 10/31/10	6,717,236	0.15	%R	N/A		0.21	%R	0.07	%R	0.01	%R
Year Ended 10/31/09	8,395,247	0.19%		0.16%		0.25%		0.36%		0.30%
Institutional Select Class
Six Months Ended 4/30/14 (unaudited)	$405,192	0.04	%*R†	N/A		0.26	%*R	0.04	%*R	(0.18	)%*R
Year Ended 10/31/13	270,517	0.08	%R†	N/A		0.26	%R	0.04	%R	(0.14	)%R
Year Ended 10/31/12	172,582	0.12	%R†	N/A		0.26	%R	0.05	%R	(0.09	)%R
Year Ended 10/31/11	10,100	0.15	%R†	N/A		0.27	%R	0.02	%R	(0.10	)%R
Year Ended 10/31/10	100	0.17	%R	N/A		0.26	%R	0.05	%R	(0.04	)%R
Year Ended 10/31/09	200,016	0.24%		0.21%		0.29	%†	0.27%		0.22%
Investor Class
Six Months Ended 4/30/14 (unaudited)	$79,445	0.04	%*R†	N/A		0.31	%*R	0.04	%*R	(0.23	)%*R
Year Ended 10/31/13	50,578	0.08	%R†	N/A		0.31	%R	0.04	%R	(0.19	)%R
Year Ended 10/31/12	10,894	0.12	%R†	N/A		0.31	%R	0.05	%R	(0.14	)%R
Year Ended 10/31/11	13,944	0.18	%R†	N/A		0.32	%R	(0.01	)%R	(0.15	)%R
Year Ended 10/31/10	99,752	0.20	%R	N/A		0.31	%R	0.02	%R	(0.09	)%R
Year Ended 10/31/09	82,620	0.29%		0.25	%†	0.35%		0.23%		0.17%
Administrative Class
Six Months Ended 4/30/14 (unaudited)	$17,301	0.04	%*R†	N/A		0.36	%*R	0.04	%*R	(0.28	)%*R
Year Ended 10/31/13	17,298	0.08	%R†	N/A		0.36	%R	0.04	%R	(0.24	)%R
Year Ended 10/31/12	18,066	0.12	%R†	N/A		0.36	%R	0.05	%R	(0.19	)%R
Year Ended 10/31/11	19,118	0.16	%R†	N/A		0.37	%R	0.01	%R	(0.20	)%R
Year Ended 10/31/10	20,567	0.19	%R	N/A		0.36	%R	0.03	%R	(0.14	)%R
Year Ended 10/31/09	68,846	0.34%		0.29	%†	0.40%		0.24%		0.18%
Advisory Class
Six Months Ended 4/30/14 (unaudited)	$260,211	0.04	%*R†	N/A		0.46	%*R	0.04	%*R	(0.38	)%*R
Year Ended 10/31/13	305,971	0.08	%R†	N/A		0.46	%R	0.04	%R	(0.34	)%R
Year Ended 10/31/12	221,443	0.12	%R†	N/A		0.46	%R	0.05	%R	(0.29	)%R
Year Ended 10/31/11	148,418	0.16	%R†	N/A		0.47	%R	0.01	%R	(0.30	)%R
Year Ended 10/31/10	128,054	0.20	%R	N/A		0.46	%R	0.02	%R	(0.24	)%R
Year Ended 10/31/09	177,538	0.41	%†	0.37	%†	0.50%		0.19%		0.10%
Participant Class
Six Months Ended 4/30/14 (unaudited)	$50	0.04	%*R†	N/A		0.71	%*R	0.04	%*R	(0.63	)%*R
Year Ended 10/31/13	100	0.08	%R†	N/A		0.71	%R	0.04	%R	(0.59	)%R
Year Ended 10/31/12	100	0.12	%R†	N/A		0.71	%R	0.05	%R	(0.54	)%R
Year Ended 10/31/11	100	0.16	%R†	N/A		0.72	%R	0.01	%R	(0.55	)%R
Year Ended 10/31/10	100	0.20	%R	N/A		0.71	%R	0.02	%R	(0.49	)%R
Year Ended 10/31/09	100	0.44	%†	0.40	%†	0.75%		0.07%		(0.24)%
Cash Management Class
Six Months Ended 4/30/14 (unaudited)	$107,647	0.04	%*R†	N/A		0.36	%*R	0.04	%*R	(0.28	)%*R
Year Ended 10/31/13	52,948	0.08	%R†	N/A		0.36	%R	0.04	%R	(0.24	)%R
Year Ended 10/31/12	2,764	0.12	%R†	N/A		0.36	%R	0.05	%R	(0.19	)%R
Year Ended 10/31/11	1,092	0.16	%R†	N/A		0.37	%R	0.01	%R	(0.20	)%R
Year Ended 10/31/10	1,644	0.18	%R	N/A		0.45	%R	0.04	%R	(0.23	)%R
Year Ended 10/31/09	3,119	0.42	%†	0.38	%†	0.55%		0.13%		0.00	%§

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions from Net Investment Income		Net Asset Value, End of Period	Total Return
Government Securities Portfolio:
Institutional Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.00%‡§
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)		1.000	0.13%
Institutional Select Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.00%‡§
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)		1.000	0.09%
Investor Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.00%‡§
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.001		(0.000	)^	(0.001)		1.000	0.05%
Administrative Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.00%‡§
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	(0.000	)^	(0.000	)^	1.000	0.04%
Advisory Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.00%‡§
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	1.000	0.03%
Participant Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.00%‡§
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	1.000	0.02%
Cash Management Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.00%‡§
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	1.000	0.02%

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Government Securities Portfolio:
Institutional Class
Six Months Ended 4/30/14 (unaudited)	$64,326	0.03	%*R	N/A		0.55	%*R	0.01	%*R	(0.51	)%*R
Year Ended 10/31/13	64,687	0.09	%R	N/A		0.34	%R	0.01	%R	(0.24	)%R
Year Ended 10/31/12	230,332	0.06	%R	N/A		0.25	%R	0.01	%R	(0.18	)%R
Year Ended 10/31/11	593,158	0.11	%R	N/A		0.25	%R	0.01	%R	(0.13	)%R
Year Ended 10/31/10	561,488	0.14	%R	N/A		0.24	%R	0.02	%R	(0.08	)%R
Year Ended 10/31/09	637,586	0.19%		0.16%		0.26%		0.13%		0.06%
Institutional Select Class
Six Months Ended 4/30/14 (unaudited)	$50	0.03	%*R†	N/A		0.60	%*R	0.01	%*R	(0.56	)%*R
Year Ended 10/31/13	100	0.09	%R†	N/A		0.39	%R	0.01	%R	(0.29	)%R
Year Ended 10/31/12	100	0.06	%R†	N/A		0.30	%R	0.01	%R	(0.23	)%R
Year Ended 10/31/11	100	0.11	%R†	N/A		0.30	%R	0.01	%R	(0.18	)%R
Year Ended 10/31/10	100	0.15	%R	N/A		0.29	%R	0.01	%R	(0.13	)%R
Year Ended 10/31/09	100	0.23	%†	0.20	%†	0.32	%†	0.09%		0.00	%§
Investor Class
Six Months Ended 4/30/14 (unaudited)	$50	0.03	%*R†	N/A		0.65	%*R	0.01	%*R	(0.61	)%*R
Year Ended 10/31/13	100	0.09	%R†	N/A		0.44	%R	0.01	%R	(0.34	)%R
Year Ended 10/31/12	100	0.06	%R†	N/A		0.35	%R	0.01	%R	(0.28	)%R
Year Ended 10/31/11	50,100	0.11	%R†	N/A		0.35	%R	0.01	%R	(0.23	)%R
Year Ended 10/31/10	100	0.14	%R	N/A		0.34	%R	0.02	%R	(0.18	)%R
Year Ended 10/31/09	10,001	0.25	%†	0.22	%†	0.38	%†	0.06%		(0.07)%
Administrative Class
Six Months Ended 4/30/14 (unaudited)	$50	0.03	%*R†	N/A		0.70	%*R	0.01	%*R	(0.66	)%*R
Year Ended 10/31/13	100	0.09	%R†	N/A		0.49	%R	0.01	%R	(0.39	)%R
Year Ended 10/31/12	100	0.06	%R†	N/A		0.40	%R	0.01	%R	(0.33	)%R
Year Ended 10/31/11	100	0.11	%R†	N/A		0.40	%R	0.01	%R	(0.28	)%R
Year Ended 10/31/10	100	0.15	%R	N/A		0.39	%R	0.01	%R	(0.23	)%R
Year Ended 10/31/09	100	0.28	%†	0.25	%†	0.42	%†	0.04%		(0.10)%
Advisory Class
Six Months Ended 4/30/14 (unaudited)	$50	0.03	%*R†	N/A		0.80	%*R	0.01	%*R	(0.76	)%*R
Year Ended 10/31/13	100	0.09	%R†	N/A		0.59	%R	0.01	%R	(0.49	)%R
Year Ended 10/31/12	100	0.06	%R†	N/A		0.50	%R	0.01	%R	(0.43	)%R
Year Ended 10/31/11	100	0.12	%R†	N/A		0.50	%R	0.00	%R§	(0.38	)%R
Year Ended 10/31/10	100	0.15	%R	N/A		0.49	%R	0.01	%R	(0.33	)%R
Year Ended 10/31/09	100	0.29	%†	0.26	%†	0.52	%†	0.03%		(0.20)%
Participant Class
Six Months Ended 4/30/14 (unaudited)	$50	0.03	%*R†	N/A		1.05	%*R	0.01	%*R	(1.01	)%*R
Year Ended 10/31/13	100	0.09	%R†	N/A		0.84	%R	0.01	%R	(0.74	)%R
Year Ended 10/31/12	100	0.06	%R†	N/A		0.75	%R	0.01	%R	(0.68	)%R
Year Ended 10/31/11	100	0.11	%R†	N/A		0.75	%R	0.01	%R	(0.63	)%R
Year Ended 10/31/10	100	0.15	%R	N/A		0.74	%R	0.01	%R	(0.58	)%R
Year Ended 10/31/09	100	0.30	%†	0.27	%†	0.77	%†	0.02%		(0.45)%
Cash Management Class
Six Months Ended 4/30/14 (unaudited)	$4,879	0.03	%*R†	N/A		0.70	%*R	0.01	%*R	(0.66	)%*R
Year Ended 10/31/13	5,911	0.09	%R†	N/A		0.49	%R	0.01	%R	(0.39	)%R
Year Ended 10/31/12	13,740	0.06	%R†	N/A		0.40	%R	0.01	%R	(0.33	)%R
Year Ended 10/31/11	14,685	0.11	%R†	N/A		0.40	%R	0.01	%R	(0.28	)%R
Year Ended 10/31/10	10,111	0.14	%R	N/A		0.48	%R	0.02	%R	(0.32	)%R
Year Ended 10/31/09	20,227	0.31	%†	0.28	%†	0.56%		0.03%		(0.22)%
The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions from Net Investment Income		Net Asset Value, End of Period	Total Return
Treasury Portfolio:
Institutional Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.04%
Year Ended 10/31/09	1.000	0.001		(0.000	)^	(0.001)		1.000	0.08%
Institutional Select Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)		1.000	0.05%
Investor Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	1.000	0.04%
Administrative Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	1.000	0.03%
Advisory Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	1.000	0.02%
Participant Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	1.000	0.01%
Cash Management Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	1.000	0.02%

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Portfolio:
Institutional Class
Six Months Ended 4/30/14 (unaudited)	$7,760,799	0.03	%*R	N/A		0.21	%*R	0.03	%*R	(0.15	)%*R
Year Ended 10/31/13	7,979,992	0.07	%R	N/A		0.21	%R	0.03	%R	(0.11	)%R
Year Ended 10/31/12	6,139,734	0.11	%R	N/A		0.21	%R	0.02	%R	(0.08	)%R
Year Ended 10/31/11	4,664,235	0.11	%R	N/A		0.22	%R	0.01	%R	(0.10	)%R
Year Ended 10/31/10	4,792,695	0.15	%R	N/A		0.21	%R	0.04	%R	(0.02	)%R
Year Ended 10/31/09	4,629,315	0.21%		0.15%		0.27%		0.10%		0.04%
Institutional Select Class
Six Months Ended 4/30/14 (unaudited)	$375,039	0.03	%*R†	N/A		0.26	%*R	0.03	%*R	(0.20	)%*R
Year Ended 10/31/13	323,555	0.07	%R†	N/A		0.26	%R	0.03	%R	(0.16	)%R
Year Ended 10/31/12	42,567	0.11	%R†	N/A		0.26	%R	0.02	%R	(0.13	)%R
Year Ended 10/31/11	80,104	0.11	%R†	N/A		0.27	%R	0.01	%R	(0.15	)%R
Year Ended 10/31/10	100	0.16	%R	N/A		0.26	%R	0.03	%R	(0.07	)%R
Year Ended 10/31/09	12,286	0.25	%†	0.17	%†	0.33	%†	0.07%		(0.01)%
Investor Class
Six Months Ended 4/30/14 (unaudited)	$99,354	0.03	%*R†	N/A		0.31	%*R	0.03	%*R	(0.25	)%*R
Year Ended 10/31/13	100	0.07	%R†	N/A		0.31	%R	0.03	%R	(0.21	)%R
Year Ended 10/31/12	100	0.11	%R†	N/A		0.31	%R	0.02	%R	(0.18	)%R
Year Ended 10/31/11	54,914	0.11	%R†	N/A		0.32	%R	0.01	%R	(0.20	)%R
Year Ended 10/31/10	110	0.16	%R	N/A		0.31	%R	0.03	%R	(0.12	)%R
Year Ended 10/31/09	10,411	0.27	%†	0.20	%†	0.38	%†	0.03%		(0.08)%
Administrative Class
Six Months Ended 4/30/14 (unaudited)	$50	0.03	%*R†	N/A		0.36	%*R	0.03	%*R	(0.30	)%*R
Year Ended 10/31/13	50	0.07	%R†	N/A		0.36	%R	0.03	%R	(0.26	)%R
Year Ended 10/31/12	1,863	0.11	%R†	N/A		0.36	%R	0.02	%R	(0.23	)%R
Year Ended 10/31/11	7,959	0.12	%R†	N/A		0.37	%R	0.00	%R§	(0.25	)%R
Year Ended 10/31/10	19,315	0.17	%R	N/A		0.36	%R	0.02	%R	(0.17	)%R
Year Ended 10/31/09	28,457	0.28	%†	0.22	%†	0.43	%†	0.03%		(0.12)%
Advisory Class
Six Months Ended 4/30/14 (unaudited)	$270,560	0.03	%*R†	N/A		0.46	%*R	0.03	%*R	(0.40	)%*R
Year Ended 10/31/13	287,694	0.07	%R†	N/A		0.46	%R	0.03	%R	(0.36	)%R
Year Ended 10/31/12	221,433	0.11	%R†	N/A		0.46	%R	0.02	%R	(0.33	)%R
Year Ended 10/31/11	116,858	0.12	%R†	N/A		0.47	%R	0.00	%R§	(0.35	)%R
Year Ended 10/31/10	51,426	0.17	%R	N/A		0.46	%R	0.02	%R	(0.27	)%R
Year Ended 10/31/09	98,091	0.29	%†	0.22	%†	0.53	%†	0.02%		(0.22)%
Participant Class
Six Months Ended 4/30/14 (unaudited)	$76	0.03	%*R†	N/A		0.71	%*R	0.03	%*R	(0.65	)%*R
Year Ended 10/31/13	105	0.07	%R†	N/A		0.71	%R	0.03	%R	(0.61	)%R
Year Ended 10/31/12	137	0.11	%R†	N/A		0.71	%R	0.02	%R	(0.58	)%R
Year Ended 10/31/11	129	0.12	%R†	N/A		0.72	%R	0.00	%R§	(0.60	)%R
Year Ended 10/31/10	127	0.17	%R	N/A		0.71	%R	0.02	%R	(0.52	)%R
Year Ended 10/31/09	128	0.29	%†	0.22	%†	0.78	%†	0.01%		(0.48)%
Cash Management Class
Six Months Ended 4/30/14 (unaudited)	$94,994	0.03	%*R†	N/A		0.36	%*R	0.03	%*R	(0.30	)%*R
Year Ended 10/31/13	104,164	0.07	%R†	N/A		0.36	%R	0.03	%R	(0.26	)%R
Year Ended 10/31/12	419,549	0.11	%R†	N/A		0.36	%R	0.02	%R	(0.23	)%R
Year Ended 10/31/11	315,795	0.12	%R†	N/A		0.37	%R	0.00	%R§	(0.25	)%R
Year Ended 10/31/10	257,495	0.18	%R	N/A		0.45	%R	0.01	%R	(0.26	)%R
Year Ended 10/31/09	264,840	0.29	%†	0.23	%†	0.58	%†	0.02%		(0.27)%

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions from Net Investment Income		Distributions from Net Realized Gain		Net Asset Value, End of Period
Treasury Securities Portfolio:
Institutional Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
Institutional Select Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	(0.000	)^	(0.000	)^	—		1.000
Investor Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	(0.000	)^	(0.000	)^	—		1.000
Administrative Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
Advisory Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
Participant Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	(0.000	)^	(0.000	)^	—		1.000
Cash Management Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Financial Highlights (cont'd)

	Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Loss to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Securities Portfolio:
Institutional Class
Six Months Ended 4/30/14 (unaudited)	0.00%‡§	$4,414,899	0.03	%*R	0.21	%*R	0.01	%*R	(0.17	)%*R
Year Ended 10/31/13	0.01%	3,371,706	0.07	%R	0.22	%R	0.01	%R	(0.14	)%R
Year Ended 10/31/12	0.01%	3,010,813	0.05	%R	0.21	%R	0.01	%R	(0.15	)%R
Year Ended 10/31/11	0.01%	2,672,957	0.01	%R	0.26	%R	0.00	%R§	(0.25	)%R
Year Ended 10/31/10	0.05%	3,195	0.13	%R	0.78	%R	(0.01	)%R	(0.66	)%R
Year Ended 10/31/09	0.04%	33,422	0.11%		0.29%		0.04%		(0.14)%
Institutional Select Class
Six Months Ended 4/30/14 (unaudited)	0.00%‡§	$20,348	0.03	%*R†	0.26	%*R	0.01	%*R	(0.22	)%*R
Year Ended 10/31/13	0.01%	1,172	0.07	%R†	0.27	%R	0.01	%R	(0.19	)%R
Year Ended 10/31/12	0.01%	100	0.05	%R†	0.26	%R	0.01	%R	(0.20	)%R
Year Ended 10/31/11	0.01%	150	0.01	%R†	0.31	%R	0.00	%R§	(0.30	)%R
Year Ended 10/31/10	0.04%	100	0.14	%R	0.83	%R	(0.02	)%R	(0.71	)%R
Year Ended 10/31/09	0.02%	100	0.14	%†	0.40	%†	0.02%		(0.24)%
Investor Class
Six Months Ended 4/30/14 (unaudited)	0.00%‡§	$50	0.03	%*R†	0.31	%*R	0.01	%*R	(0.27	)%*R
Year Ended 10/31/13	0.01%	100	0.07	%R†	0.32	%R	0.01	%R	(0.24	)%R
Year Ended 10/31/12	0.01%	183	0.05	%R†	0.31	%R	0.01	%R	(0.25	)%R
Year Ended 10/31/11	0.01%	100	0.01	%R†	0.36	%R	0.00	%R§	(0.35	)%R
Year Ended 10/31/10	0.03%	100	0.15	%R	0.88	%R	(0.03	)%R	(0.76	)%R
Year Ended 10/31/09	0.02%	100	0.14	%†	0.45	%†	0.02%		(0.29)%
Administrative Class
Six Months Ended 4/30/14 (unaudited)	0.00%‡§	$50	0.03	%*R†	0.36	%*R	0.01	%*R	(0.32	)%*R
Year Ended 10/31/13	0.01%	100	0.07	%R†	0.37	%R	0.01	%R	(0.29	)%R
Year Ended 10/31/12	0.01%	100	0.05	%R†	0.36	%R	0.01	%R	(0.30	)%R
Year Ended 10/31/11	0.01%	100	0.01	%R†	0.41	%R	0.00	%R§	(0.40	)%R
Year Ended 10/31/10	0.03%	100	0.15	%R	0.93	%R	(0.03	)%R	(0.81	)%R
Year Ended 10/31/09	0.02%	100	0.14	%†	0.50	%†	0.02%		(0.34)%
Advisory Class
Six Months Ended 4/30/14 (unaudited)	0.00%‡§	$5,033	0.03	%*R†	0.46	%*R	0.01	%*R	(0.42	)%*R
Year Ended 10/31/13	0.01%	100	0.07	%R†	0.47	%R	0.01	%R	(0.39	)%R
Year Ended 10/31/12	0.01%	100	0.05	%R†	0.46	%R	0.01	%R	(0.40	)%R
Year Ended 10/31/11	0.01%	100	0.01	%R†	0.51	%R	0.00	%R§	(0.50	)%R
Year Ended 10/31/10	0.02%	100	0.16	%R	1.02	%R	(0.04	)%R	(0.90	)%R
Year Ended 10/31/09	0.02%	100	0.14	%†	0.60	%†	0.02%		(0.44)%
Participant Class
Six Months Ended 4/30/14 (unaudited)	0.00%‡§	$50	0.03	%*R†	0.71	%*R	0.01	%*R	(0.67	)%*R
Year Ended 10/31/13	0.01%	100	0.07	%R†	0.72	%R	0.01	%R	(0.64	)%R
Year Ended 10/31/12	0.01%	100	0.05	%R†	0.71	%R	0.01	%R	(0.65	)%R
Year Ended 10/31/11	0.01%	100	0.01	%R†	0.76	%R	0.00	%R§	(0.75	)%R
Year Ended 10/31/10	0.01%	100	0.17	%R	1.28	%R	(0.05	)%R	(1.16	)%R
Year Ended 10/31/09	0.02%	100	0.14	%†	0.85	%†	0.02%		(0.69)%
Cash Management Class
Six Months Ended 4/30/14 (unaudited)	0.00%‡§	$138,201	0.03	%*R†	0.36	%*R	0.01	%*R	(0.32	)%*R
Year Ended 10/31/13	0.01%	149,890	0.07	%R†	0.37	%R	0.01	%R	(0.29	)%R
Year Ended 10/31/12	0.01%	169,144	0.05	%R†	0.36	%R	0.01	%R	(0.30	)%R
Year Ended 10/31/11	0.01%	42,784	0.01	%R†	0.41	%R	0.00	%R§	(0.40	)%R
Year Ended 10/31/10	0.02%	15,661	0.17	%R	1.02	%R	(0.05	)%R	(0.90	)%R
Year Ended 10/31/09	0.02%	27,852	0.14	%†	0.61	%†	0.01%		(0.46)%

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions from Net Investment Income		Distributions from Net Realized Gain		Net Asset Value, End of Period	Total Return
Tax-Exempt Portfolio:
Institutional Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.00%‡§
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.02%
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)		—		1.000	0.06%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)		(0.000	)^	1.000	0.12%
Year Ended 10/31/09	1.000	0.004		0.000	^	(0.004)		—		1.000	0.39%
Institutional Select Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000	0.00%‡§
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.03%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)		(0.000	)^	1.000	0.07%
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)		—		1.000	0.34%
Investor Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.00%‡§
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)		—		1.000	0.29%
Administrative Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000	0.00%‡§
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)		—		1.000	0.25%
Advisory Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.00%‡§
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)		—		1.000	0.19%
Participant Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.00%‡§
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)		—		1.000	0.09%
Cash Management Class
Six Months Ended 4/30/14 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.00%‡§
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)		—		1.000	0.16%

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets
Tax-Exempt Portfolio:
Institutional Class
Six Months Ended 4/30/14 (unaudited)	$123,175	0.08	%*R+	N/A		0.32	%*R	0.01	%*R+	(0.23	)%*R	0.00	%*§
Year Ended 10/31/13	159,001	0.14	%R+	N/A		0.25	%R	0.01	%R+	(0.10	)%R	0.00	%§
Year Ended 10/31/12	581,969	0.14	%R+	N/A		0.22	%R	0.02	%R+	(0.06	)%R	0.00	%§
Year Ended 10/31/11	624,452	0.17	%R+	N/A		0.23	%R	0.06	%R+	0.00	%R§	0.00	%§
Year Ended 10/31/10	986,806	0.18	%R	N/A		0.22	%R	0.12	%R	0.08	%R	N/A
Year Ended 10/31/09	1,459,441	0.19	%+	0.15	%+	0.25	%+	0.41	%+	0.35	%+	0.01%
Institutional Select Class
Six Months Ended 4/30/14 (unaudited)	$50	0.08	%*R+†	N/A		0.37	%*R	0.01	%*R+	(0.28	)%*R	0.00	%*§
Year Ended 10/31/13	100	0.14	%R+†	N/A		0.30	%R	0.01	%R+	(0.15	)%R	0.00	%§
Year Ended 10/31/12	100	0.15	%R+†	N/A		0.27	%R	0.01	%R+	(0.11	)%R	0.00	%§
Year Ended 10/31/11	100	0.20	%R+†	N/A		0.28	%R	0.03	%R+	(0.05	)%R	0.00	%§
Year Ended 10/31/10	100	0.23	%R	N/A		0.27	%R	0.07	%R	0.03	%R	N/A
Year Ended 10/31/09	100	0.24	%+	0.20	%+	0.30	%+	0.44	%+	0.38	%+	0.01%
Investor Class
Six Months Ended 4/30/14 (unaudited)	$55	0.08	%*R+†	N/A		0.42	%*R	0.01	%*R+	(0.33	)%*R	0.00	%*§
Year Ended 10/31/13	104	0.14	%R+†	N/A		0.35	%R	0.01	%R+	(0.20	)%R	0.00	%§
Year Ended 10/31/12	104	0.15	%R+†	N/A		0.32	%R	0.01	%R+	(0.16	)%R	0.00	%§
Year Ended 10/31/11	104	0.23	%R+†	N/A		0.33	%R	0.00	%R§+	(0.10	)%R	0.00	%§
Year Ended 10/31/10	1,366	0.27	%R	N/A		0.32	%R	0.03	%R	(0.02	)%R	N/A
Year Ended 10/31/09	5,966	0.29	%+	0.25	%+	0.36	%+†	0.25	%+	0.18	%+	0.01%
Administrative Class
Six Months Ended 4/30/14 (unaudited)	$50	0.08	%*R+†	N/A		0.47	%*R	0.01	%*R+	(0.38	)%*R	0.00	%*§
Year Ended 10/31/13	100	0.14	%R+†	N/A		0.40	%R	0.01	%R+	(0.25	)%R	0.00	%§
Year Ended 10/31/12	100	0.15	%R+†	N/A		0.37	%R	0.01	%R+	(0.21	)%R	0.00	%§
Year Ended 10/31/11	100	0.22	%R+†	N/A		0.38	%R	0.01	%R+	(0.15	)%R	0.00	%§
Year Ended 10/31/10	100	0.29	%R	N/A		0.37	%R	0.01	%R	(0.07	)%R	N/A
Year Ended 10/31/09	100	0.33	%+†	0.29	%+†	0.40	%+	0.25	%+	0.18	%+	0.01%
Advisory Class
Six Months Ended 4/30/14 (unaudited)	$7,599	0.08	%*R+†	N/A		0.57	%*R	0.01	%*R+	(0.48	)%*R	0.00	%*§
Year Ended 10/31/13	7,596	0.14	%R+†	N/A		0.50	%R	0.01	%R+	(0.35	)%R	0.00	%§
Year Ended 10/31/12	7,640	0.15	%R+†	N/A		0.47	%R	0.01	%R+	(0.31	)%R	0.00	%§
Year Ended 10/31/11	6,409	0.21	%R+†	N/A		0.48	%R	0.02	%R+	(0.25	)%R	0.00	%§
Year Ended 10/31/10	6,213	0.29	%R	N/A		0.47	%R	0.01	%R	(0.17	)%R	N/A
Year Ended 10/31/09	4,990	0.39	%+†	0.35	%+†	0.50	%+	0.18	%+	0.07	%+	0.01%
Participant Class
Six Months Ended 4/30/14 (unaudited)	$13,229	0.08	%*R†	N/A		0.82	%*R	0.01	%*R+	(0.73	)%*R	0.00	%*§
Year Ended 10/31/13	13,193	0.14	%R+†	N/A		0.75	%R	0.01	%R+	(0.60	)%R	0.00	%§
Year Ended 10/31/12	14,127	0.15	%R+†	N/A		0.72	%R	0.01	%R+	(0.56	)%R	0.00	%§
Year Ended 10/31/11	18,505	0.21	%R+†	N/A		0.73	%R	0.02	%R+	(0.50	)%R	0.00	%§
Year Ended 10/31/10	17,929	0.29	%R	N/A		0.72	%R	0.01	%R	(0.42	)%R	N/A
Year Ended 10/31/09	15,578	0.50	%+†	0.45	%+†	0.75	%+	0.11	%+	(0.14	)%+	0.01%
Cash Management Class
Six Months Ended 4/30/14 (unaudited)	$29,237	0.08	%*R+†	N/A		0.47	%*R	0.01	%*R+	(0.38	)%*R	0.00	%*§
Year Ended 10/31/13	32,704	0.14	%R+†	N/A		0.40	%R	0.01	%R+	(0.25	)%R	0.00	%§
Year Ended 10/31/12	650,822	0.15	%R+†	N/A		0.37	%R	0.01	%R+	(0.21	)%R	0.00	%§
Year Ended 10/31/11	625,170	0.22	%R+†	N/A		0.38	%R	0.01	%R+	(0.15	)%R	0.00	%§
Year Ended 10/31/10	785,955	0.30	%R	N/A		0.47	%R	0.00	%R§	(0.17	)%R	N/A
Year Ended 10/31/09	944,717	0.44	%+†	0.39	%+†	0.56	%+†	0.19	%+	0.07	%+	0.01%

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Notes to Financial Highlights

††  Per share amount is based on average shares outstanding.

^  Amount is less than $0.0005 per share.

R  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

^^  The Adviser contributed non recourse voluntary capital contributions to the Money Market and Prime Portfolios. The effect of these contributions are reflected in the Portfolios' total returns above. Without these capital contributions, the impact was less than 0.005% to the total returns for the Money Market and Prime Portfolios.

†  Ratios of Expenses to Average Net Assets before and after Maximum Expense Ratios may vary among share classes by more or less than the administration plan, service and shareholder administration plan, distribution plan and/or shareholder services plan (the "plans") fees due to either (1) fluctuations in daily net asset amounts, (2) changes in the plans' fees during the period for each share class, (3) changes in the Portfolios' expense cap during the year, (4) waivers to the plans' fees for each share class, or (5) a combination of the previous points.

§  Amount is less than 0.005%.

‡  Not Annualized.

*  Annualized.

+  The Ratio of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratios of Rebate from Morgan Stanley Affiliates to Average Net Assets."

The accompanying notes are an integral part of the financial statements.

2014 Semi-Annual Report

April 30, 2014

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Liquidity Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a Massachusetts business trust. The Fund is comprised of seven separate, active, diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund offers seven different classes of shares for each of the Portfolios — Institutional Class, Institutional Select Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class. All classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

For detailed descriptions of the investment objectives of each of the Portfolios and other related information, please refer to the Prospectuses of the Fund. Generally, the investment objective of the Portfolios is to seek preservation of capital, daily liquidity and maximum current income (exempt from federal income tax in the case of Tax-Exempt Portfolio).

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities owned by the Portfolios are stated at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

2.  Repurchase Agreements: Certain Portfolios may enter into repurchase agreements under which a Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolios, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

2014 Semi-Annual Report

April 30, 2014

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value each Portfolio's investments as of April 30, 2014.

Money Market Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$515,800	$—	$515,800
Commercial Paper	—	326,715	—	326,715
Extendible Floating Rate Notes	—	227,197	—	227,197
Floating Rate Notes	—	253,100	—	253,100
Repurchase Agreements	—	701,500	—	701,500
Tax-Exempt Instruments
Closed-End Investment Companies	—	42,100	—	42,100
Municipal Bonds	—	117,194	—	117,194
Weekly Variable Rate Bond	—	19,000	—	19,000
Total Tax-Exempt Instruments	—	178,294	—	178,294
Time Deposits	—	190,000	—	190,000
Total Assets	$—	$2,392,606	$—	$2,392,606

Prime Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$6,964,900	$—	$6,964,900
Commercial Paper	—	3,201,433	—	3,201,433
Extendible Floating Rate Notes	—	1,379,233	—	1,379,233
Floating Rate Notes	—	1,708,331	—	1,708,331
Repurchase Agreements	—	8,771,300	—	8,771,300
Tax-Exempt Instruments
Closed-End Investment Companies	—	110,500	—	110,500
Commercial Paper	—	60,000	—	60,000
Daily Variable Rate Bond	—	19,470	—	19,470
Municipal Bond	—	18,725	—	18,725
Weekly Variable Rate Bonds	—	663,569	—	663,569
Total Tax-Exempt Instruments	—	872,264	—	872,264
Total Assets	$—	$22,897,461	$—	$22,897,461
Government Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$20,586,000	$—	$20,586,000
U.S. Agency Securities	—	6,515,006	—	6,515,006
U.S. Treasury Security	—	365,000	—	365,000
Total Assets	$—	$27,466,006	$—	$27,466,006

Government Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Agency Securities	$—	$46,958	$—	$46,958
U.S. Treasury Security	—	20,000	—	20,000
Total Assets	$—	$66,958	$—	$66,958

Treasury Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$7,187,000	$—	$7,187,000
U.S. Treasury Securities	—	1,342,726	—	1,342,726
Total Assets	$—	$8,529,726	$—	$8,529,726

Treasury Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$4,852,885	$—	$4,852,885
Total Assets	$—	$4,852,885	$—	$4,852,885

2014 Semi-Annual Report

April 30, 2014

Notes to Financial Statements (unaudited) (cont'd)

Tax-Exempt Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Tax-Exempt Instruments
Weekly Variable Rate Bonds	$—	$103,975	$—	$103,975
Put Option Bonds	—	23,725	—	23,725
Municipal Bonds & Notes	—	14,011	—	14,011
Daily Variable Rate Bonds	—	12,500	—	12,500
Commercial Paper	—	11,000	—	11,000
Closed-End Investment Companies	—	9,000	—	9,000
Total Tax-Exempt Instruments	—	174,211	—	174,211
Total Assets	$—	$174,211	$—	$174,211

  Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognizes transfers between the levels as of the end of the period. As of April 30, 2014, the Portfolios did not have any investments transfer between investment levels.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends are accrued and declared daily and paid monthly.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid monthly, at the annual rates of the average daily net assets indicated below.

Portfolio	Advisory Fees
Money Market	0.15%
Prime	0.15
Government	0.15
Government Securities	0.15
Treasury	0.15
Treasury Securities	0.15
Tax-Exempt	0.15

The Adviser has agreed to reduce its advisory, its administration fees and/or reimburse each Portfolio so that total annual operating expenses of each share class, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed the maximum expense ratios.

	Maximum Expense Ratios
Class	Money Market	Prime	Government	Government Securities
Institutional Class	0.20%	0.20%	0.20%	0.20%
Institutional Select Class	0.25	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70	0.70
Cash Management Class	0.35	0.35	0.35	0.35
	Maximum Expense Ratios
Class	Treasury	Treasury Securities	Tax- Exempt
Institutional Class	0.20%	0.20%	0.20%
Institutional Select Class	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70
Cash Management Class	0.35	0.35	0.35

The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees (the "Trustees") act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. In addition, the Adviser may make additional voluntary fee waivers and/or expense reimbursements. The ratios of expenses to average net assets disclosed in the Portfolios' Financial Highlights may be lower than the maximum expense ratios due to these additional fee waivers and/or expense reimbursements. The Adviser may also waive additional advisory fees and/or reimburse expenses to enable a Portfolio to maintain a minimum level of daily net investment income. For the six months ended April 30, 2014, the

2014 Semi-Annual Report

April 30, 2014

Notes to Financial Statements (unaudited) (cont'd)

Portfolios had advisory fees waived and/or certain expenses reimbursed as follows:

Portfolio	Advisory Fees Waived and/or Reimbursed (000)
Money Market	$731
Prime	5,854
Government	18,303
Government Securities	164
Treasury	6,638
Treasury Securities	3,144
Tax-Exempt	198

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.05% of each Portfolio's average daily net assets (without giving effect to any fee waivers). Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

For the six months ended April 30, 2014, the Portfolios had administration fees waived as follows:

Portfolio	Administration Fees Waived (000)
Government	$2,175
Government Securities	17
Treasury	1,387
Treasury Securities	578
Tax-Exempt	51

D. Distribution and Services and Shareholder Administration Plan Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the distributor of the Fund.

The Fund has entered into an Administration Plan with respect to its Institutional Select Class, Investor Class and Administrative Class shares pursuant to which each class of shares will pay the Distributor a monthly fee at an annual rate of up to 0.05%, 0.10% and 0.15%, of the average daily net assets of each such class of shares, respectively, to compensate certain financial intermediaries who provide administrative services to shareholders.

The Fund has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its Advisory Class shares pays the Distributor a monthly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services to shareholders.

The Fund has also entered into a Distribution Plan with respect to its Participant Class and Cash Management Class shares pursuant to which each class of shares will pay the Distributor a monthly distribution fee at an annual rate of up to 0.25% and 0.10% of the average daily net assets of such class of shares, respectively, to compensate certain service organizations for providing distribution related services to the Fund.

The Fund has also entered into a Shareholder Services Plan with respect to its Participant Class and Cash Management Class shares pursuant to which each class of shares will pay the Distributor a monthly service fee at an annual rate of up to 0.25% and 0.05% of the average daily net assets of each such class of shares, respectively, to compensate service organizations for providing administrative services to shareholders.

The Distributor has agreed to reduce its distribution fees to enable a Portfolio to maintain a minimum level of daily net investment income for any class of shares in a Portfolio.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Fund's Dividend Disbursing and Transfer Agent is Boston Financial Data Services, Inc.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services to the Fund with respect to certain direct transactions with the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, New York and various

2014 Semi-Annual Report

April 30, 2014

Notes to Financial Statements (unaudited) (cont'd)

states. Each of the tax years in the four-year period ended October 31, 2013, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2013 and 2012 was as follows:

	2013 Distributions Paid From:				2012 Distributions Paid From:
Portfolio	Ordinary Income (000)		Tax- Exempt Income (000)	Long- term Capital Gain (000)	Ordinary Income (000)		Tax- Exempt Income (000)	Long- term Capital Gain (000)
Money Market	$2,990		$—	$—	$4,547		$—	$—
Prime	21,289		—	—	27,982		—	—
Government	8,678		—	—	5,223		—	—
Government Securities	21		—	—	41		—	—
Treasury	2,455		—	—	1,511		—	—
Treasury Securities	316		—	—	298		—	—
Tax-Exempt	—	@	87	—	—	@	177	—

@ Amount is less than $500.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of distribution payable and/or deferred compensation.

Permanent differences are generally due to nondeductible expenses, equalization and/or gain on the sale of deferred compensation assets. These resulted in the following reclassifications among the Portfolios' components of net assets at October 31, 2013:

Portfolio	Accumulated Undistributed (Distribution in Excess of) Net Investment Income (Loss) (000)		Accumulated Net Realized Gain (Loss) (000)		Paid-in Capital (000)
Money Market	$	(—- @)	$—	@	$—
Prime		(79)	(7)		86
Government		(122)	(9)		131
Government Securities		(6)	(4)		10
Treasury		(60)	1		59
Treasury Securities		(— @)	—	@	—
Tax-Exempt		(— @)	—	@	—

@ Amount is less than $500.

At October 31, 2013, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income (000)	Tax- Exempt Income (000)	Undistributed Long-term Capital Gain (000)
Money Market	$173	$—	$—
Prime	576	—	—
Government	376	—	—
Government Securities	3	—	—
Treasury	95	—	—
Treasury Securities	25	—	—
Tax-Exempt	—	43	—

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. At April 30, 2014, the cost of investments for each Portfolio were as follows:

Portfolio	Cost (000)
Money Market	$2,392,606
Prime	22,897,461
Government	27,466,006
Government Securities	66,958
Treasury	8,529,726
Treasury Securities	4,852,885
Tax-Exempt	174,211

At October 31, 2013, the following Portfolios had available for Federal income tax purposes unused short term capital losses that do not have an expiration date:

Portfolio	Short-term Losses (No Expiration) (000)
Treasury	$91
Treasury Securities	27

In addition, At October 31, 2013, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Portfolio	2016 (000)	2018 (000)	2019 (000)	Total (000)
Money Market	$59	$—	$40	$99
Tax-Exempt	—	29	—	29

2014 Semi-Annual Report

April 30, 2014

Notes to Financial Statements (unaudited) (cont'd)

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended October 31, 2013, the following Portfolios utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately:

Portfolio	Capital Loss Carryforward Utilized (000)
Money Market	$6
Government Securities	5
Tax-Exempt	—	@

@ Amount is less than $500.

H. Transactions with Affiliates: The Tax-Exempt Portfolio invested in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio ("the Government Portfolio"), an open-ended management investment company managed by the Adviser. A summary of the Tax-Exempt Portfolio's transactions in shares of the Government Portfolio during the six months ended April 30, 2014 is as follows:

Portfolio	Value October 31, 2013 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value April 30, 2014 (000)
Tax-Exempt	$—	$64,200	$64,200	$—	@	$—

@ Amount is less than $500.

Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Government Portfolio. For the six months ended April 30, 2014, advisory fees paid were reduced by approximately $1,000 relating to Tax-Exempt Portfolio's investment in the Government Portfolio.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolios.

I. Other: At April 30, 2014, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners were as follows:

	Percentage of Ownership
Class	Money Market	Prime	Government	Government Securities
Institutional Class	41%	16%	15%	44%
Institutional Select Class	—	83%	82%	—
Investor Class	99%	99%	98%	—
Administrative Class	—	98%	99%	—
Advisory Class	96%	87%	93%	—
Participant Class	98%	90%	—	—
Cash Management Class	—	—	—	—
	Percentage of Ownership
Class	Treasury	Treasury Securities	Tax- Exempt
Institutional Class	26%	26%	36%
Institutional Select Class	92%	99%	—
Investor Class	99%	—	—
Administrative Class	—	—	—
Advisory Class	95%	99%	99%
Participant Class	34%	—	92%
Cash Management Class	—	—	—

J. Accounting Pronouncement: In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services — Investment Companies (Topic 946) — Amendments to the Scope, Measurement, and Disclosure Requirements ("ASU 2013-08") which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company's non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Act automatically meets ASU 2013-08's criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the Portfolios, management expects that the impact of the Portfolios' adoption will be limited to additional financial statement disclosures.

2014 Semi-Annual Report

April 30, 2014

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2014 Semi-Annual Report

April 30, 2014

U.S. Privacy Policy (unaudited) (cont'd)

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

2014 Semi-Annual Report

April 30, 2014

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (888) 378-1630
Monday — Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

2014 Semi-Annual Report

April 30, 2014

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Trustee

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Morgan Stanley Services Company, Inc.
522 Fifth Avenue
New York, New York 10036

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Portfolio provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Portfolio's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Each Portfolio also delivers the semi-annual and annual reports to shareholders and makes these reports available on its public website, www.morganstanley.com/liquidity. Each Portfolio also files a complete schedule of portfolio holdings with the SEC for the Fund's first and third fiscal quarters on Form N-Q and monthly holdings on Form N-MFP. The Portfolios do not deliver these reports to shareholders, nor are the first and third fiscal quarters posted to the Morgan Stanley public website. However, the holdings for each Portfolio are posted to the Morgan Stanley public website. You may obtain the Form N-Q filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling toll free at 1 (888) 378-1630.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (888) 378-1630 or by visiting our website at www.morganstanley.com/liquidity. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Liquidity Funds which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/liquidity or call toll free 1 (888) 378-1630.

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2014 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSILFSAN
931961 Exp 06.30.15

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 19, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2014